File No. 33-11351
                                          Rule 497(e)


                STEIN ROE INVESTMENT TRUST
                  Stein Roe Special Fund
              Stein Roe Special Venture Fund

        Supplement to February 3, 1997 Prospectus
                      ________________

     Gerry M. Sandel has been named the portfolio manager of Stein Roe Special Fund and senior vice president and principal of the Adviser, each as of July 7, 1997.

     Prior to joining the Adviser in July 1997, Mr. Sandel was portfolio manager of the Marshall Mid-Cap Value Fund and its predecessor fund and vice president of M&I Investment Management Corporation since October 1993. Prior thereto, Mr. Sandel was vice president of Acorn Asset Management Corporation. A chartered financial analyst, Mr. Sandel earned a bachelor's degree in 1977 from the University of Southern Mississippi and a master's degree in 1984 from the American Graduate School.

     Richard B. Peterson, who has co-managed Special Fund since 1991, now will dedicate his time to co-managing Special
Venture Fund. Mr. Peterson will continue to be available to work with Mr. Sandel during the transition period.

     Also as of July 7, 1997, John S. McLandsborough has been named co-portfolio manager, along with Mr. Peterson, of Special Venture Fund. Prior to joining the Adviser in April 1996, Mr. McLandsborough was an equity research analyst with CS First Boston from June 1994 until January 1996 and with National City Bank of Cleveland prior thereto. Mr. McLandsborough, a chartered financial analyst, earned a bachelor's degree in finance in 1989 from Miami University and a master's degree in 1992 from Indiana University.

         This Supplement is Dated June 26, 1997

           Stein Roe Capital Opportunities Fund
          a series of Stein Roe Investment Trust

       Supplement to Prospectus dated February 3, 1997
                     _____________________

     Stein Roe Capital Opportunities Fund (the "Fund") will open to new investors on March 31, 1997.

     The Fund was closed to new investors for several months (as described in the prospectus at page 27) in order to facilitate management of the Fund's portfolio. The closing was prompted by very large net cash inflow that, if it had continued, might have hindered effective portfolio management.

     The Adviser intends to continue to monitor the Fund's cash inflow, and the Fund reserves the right to re-close to new investors without prior notice if its Board of Trustees determines it advisable to do so.

         This Supplement is Dated March 24, 1997

STEIN ROE MUTUAL FUNDS
Prospectus
February 3, 1997

Growth & Income Funds
    Balanced Fund
    Growth & Income Fund

Growth Funds
    Growth Stock Fund
    Special Fund
    Special Venture Fund
    Capital Opportunities Fund

[logo] STEIN ROE MUTUAL FUNDS
Building Wealth for Generations

GROWTH & INCOME FUND* seeks to provide both growth of capital and current income.

BALANCED FUND* seeks long-term growth of capital and current income, consistent with reasonable investment risk.

GROWTH STOCK FUND* seeks long-term capital appreciation by investing in common stocks and other equity-type securities.

SPECIAL FUND* seeks capital appreciation by investing in securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed, or out-of-favor companies.

SPECIAL VENTURE FUND* seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of entrepreneurially managed companies. The Fund emphasizes investments in financially strong small and medium-sized companies, based principally on management appraisal and stock valuation.

CAPITAL OPPORTUNITIES FUND seeks long-term capital appreciation by investing in aggressive growth companies. THIS FUND IS CLOSED TO
PURCHASES BY NEW INVESTORS EXCEPT FOR PURCHASES BY ELIGIBLE
INVESTORS AS DESCRIBED UNDER HOW TO PURCHASE SHARES.

*EACH OF GROWTH & INCOME FUND, BALANCED FUND, GROWTH STOCK FUND, SPECIAL FUND, AND SPECIAL VENTURE FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO OF SR&F BASE TRUST THAT HAS THE SAME INVESTMENT OBJECTIVE AND SUBSTANTIALLY THE SAME INVESTMENT POLICIES AS THE FUND. (SEE SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE.)

Each Fund is a "no-load" fund. There are no sales or redemption charges, and the Funds have no 12b-1 plans. The Funds are series of the STEIN ROE INVESTMENT TRUST and the Portfolios are series of SR&F Base Trust. Each Trust is a diversified open-end management investment company.

This prospectus contains information you should know before investing in the Funds. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated February 3, 1997, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. This prospectus is available electronically by using Stein Roe's Internet address: http://www. steinroe.com. You can get a free paper copy of the prospectus, the Statement of Additional Information, and the most recent financial statements by calling 800-338-2550 or by writing to Stein Roe Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this prospectus is February 3, 1997.

TABLE OF CONTENTS

                                     Page
Summary ..............................3
Fee Table  ...........................6
Financial Highlights .................8
The Funds ...........................16
Investment Policies .................17
 Growth & Income Fund................17
 Balanced Fund.......................17
 Growth Stock Fund...................18
 Special Fund........................18
 Special Venture Fund................19
 Capital Opportunities Fund..........19
Portfolio Investments and Strategies 20
Investment Restrictions .............24
Risks and Investment Considerations..25
How to Purchase Shares ..............27
 Capital Opportunities Fund Accounts.27
 By Check............................28
 By Wire.............................29
 By Electronic Transfer .............29
 By Exchange ........................30
 Conditions of Purchase .............30
 Purchases Through Third Parties.....30
 Purchase Price and Effective Date ..30
How to Redeem Shares ................31
 By Written Request .................31
 By Exchange ........................32
 Special Redemption Privileges ......32
 General Redemption Policies ........34
Shareholder Services ................35
Net Asset Value .....................37
Distributions and Income Taxes ......38
Investment Return ...................40
Management...........................40
Organization and Description of
   Shares............................45
Special Considerations Regarding
 Master Fund/Feeder Fund Structure...45
Certificate of Authorization.........49

SUMMARY
The mutual funds described in this prospectus are series of the Stein Roe Investment Trust, an open-end diversified management investment company. Each Fund is a "no-load" fund. There are no sales or redemption charges. (See The Funds and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of the Funds are not qualified for sale.

INVESTMENT OBJECTIVES AND POLICIES. Each Fund other than Capital Opportunities Fund has converted to the master fund/feeder fund structure, under which it seeks to achieve its objective by investing all of its net investable assets in a corresponding Portfolio of SR&F Base Trust that has the same investment objective and substantially the same investment policies as the Fund.

GROWTH & INCOME FUND seeks to provide both growth of capital and current income. It is designed for investors seeking a diversified portfolio of securities that offers the opportunity for long-term growth of capital while also providing a steady stream of income. Growth & Income Portfolio, in which Growth & Income Fund invests, invests primarily in well-established companies whose common stocks are believed to have both the potential to appreciate in value and to pay dividends to shareholders.

BALANCED FUND seeks long-term growth of capital and current income, consistent with reasonable investment risk. Balanced Portfolio, in which Balanced Fund invests, allocates its investments among equities, debt securities, and cash. The portfolio manager determines those allocations based on the views of the Adviser's investment strategists regarding economic, market, and other factors relative to investment opportunities.

GROWTH STOCK FUND seeks long-term capital appreciation. Growth Stock Portfolio, in which Growth Stock Fund invests, normally invests at least 65% of its total assets in common stocks and other equity-type securities that the Adviser believes to have long-term appreciation possibilities.

SPECIAL FUND seeks capital appreciation. Special Portfolio, in which Special Fund invests, places particular emphasis on securities that are considered to have limited downside risk relative to their potential for above-average growth--including securities of undervalued, underfollowed or out-of-favor companies, and companies that are low-cost producers of goods or services, financially strong, or run by well-respected managers. Its investments may include securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies; securities with limited marketability; new issues of securities; securities of companies that, in the Adviser's opinion, will benefit from management change, new technology, new product or service development, or change in demand; and other securities that the Adviser believes have capital appreciation possibilities.

SPECIAL VENTURE FUND seeks long-term capital appreciation.
Special Venture Portfolio, in which Special Venture Fund invests, invests primarily in a diversified portfolio of equity securities of entrepreneurially managed companies that the Adviser believes represent special opportunities. It emphasizes investments in financially strong small and medium-sized companies, based principally on appraisal of their management and stock valuations.

CAPITAL OPPORTUNITIES FUND seeks long-term capital appreciation by investing in aggressive growth companies. An aggressive growth company, in general, is one that appears to have the ability to increase its earnings at an above-average rate. These may include securities of smaller emerging companies as well as securities of well-seasoned companies of any size that offer strong earnings growth potential. Such companies may benefit from new products or services, technological developments, or changes in management.

There can be no guarantee that the Funds and the Portfolios will achieve their investment objectives. Please see Investment
Policies and Portfolio Investments and Strategies for further information.

INVESTMENT RISKS. Growth & Income Fund is designed for long-term investors who desire to participate in the stock market with moderate investment risk while seeking to limit market volatility. Balanced Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital appreciation through investments in securities. Growth Stock Fund and Special Fund are designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than aggressive capital appreciation funds. Special Venture Fund is designed for long-term investors who want greater return potential than is available from the stock market in general, and who are willing to tolerate the greater investment risk and market volatility associated with investments in small and medium-sized companies. Capital Opportunities Fund is an aggressive growth fund and is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital appreciation through investments in common stocks.

Since the Funds and the Portfolios may invest in foreign securities, investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities involves certain considerations involving both risks and opportunities not typically associated with investing in U.S. securities. Such risks include fluctuations in foreign currency exchange rates, possible imposition of exchange controls, less complete financial information, political instability, less liquidity, and greater price volatility.

Please see Investment Policies, Portfolio Investments and
Strategies, and Risks and Investment Considerations for further information.

PURCHASES. The minimum initial investment for each Fund is $2,500, and additional investments must be at least $100 (only $50 for purchases by electronic transfer). Shares may be purchased by check, by bank wire, by electronic transfer, or by exchange from another Stein Roe Fund. Capital Opportunities Fund is closed to purchases by new investors except for purchases by eligible investors. For more detailed information, see How to Purchase Shares.

REDEMPTIONS. For information on redeeming Fund shares, including the special redemption privileges, see How to Redeem Shares.

NET ASSET VALUE. The purchase and redemption price of a Fund's shares is its net asset value per share. The net asset value is determined as of the close of trading on the New York Stock Exchange. (For more detailed information, see Net Asset Value.)

DISTRIBUTIONS. Dividends for Growth & Income Fund and Balanced Fund are normally declared and paid quarterly, and dividends for the other Funds are normally declared and paid annually. Distributions will be reinvested in additional Fund shares unless you elect to have them paid in cash, deposited by electronic transfer into your bank account, or invested in shares of another Stein Roe Fund. (See Distributions and Income Taxes and Shareholder Services.)

ADVISER AND FEES.  Stein Roe & Farnham Incorporated (the
"Adviser") provides administrative, investment management, and bookkeeping and accounting services to the Funds and the Portfolios. For a description of the Adviser and its fees, see
Management.

If you have any additional questions about the Funds, please feel free to discuss them with an account representative by calling
800-338-2550.

FEE TABLE

                                                                   Capital
                       Growth &           Growth          Special  Oppor-
                       Income   Balanced  Stock  Special  Venture  tunities
                       Fund     Fund      Fund   Fund     Fund     Fund
                       -----   ---------  -----  -------  -------  --------
SHAREHOLDER TRANSACTION
  EXPENSES
Sales Load Imposed on
  Purchases            None     None      None   None     None     None
Sales Load Imposed on
  Reinvested Dividends None     None      None   None     None     None
Deferred Sales Load    None     None      None   None     None     None
Redemption Fees*       None     None      None   None     None     None
Exchange Fees          None     None      None   None     None     None
ANNUAL FUND OPERATING
 EXPENSES (after fee
 waiver in the case
 of Special Fund;
 as a percentage of
 average net assets)
Management and Admin-
 istrative Fees (after
 fee waiver in the
 case of Special Fund) 0.75%    0.70%     0.75%  0.80%    0.90%   0.85%
12b-1 Fees             None     None      None   None     None    None
Other Expenses         0.43%    0.35%     0.33%  0.34%    0.44%   0.37%
                       -----    -----     -----  -----    -----   ------
Total Fund Operating
 Expenses (after fee
 waiver in the case
 of Special Fund)      1.18%    1.05%     1.08%  1.14%    1.34%   1.22%
                       =====    =====     =====  =====    =====   ======
___________________
* There is a $7.00 charge for wiring redemption proceeds to your bank.

EXAMPLES. You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

                          1 year  3 years  5 years  10 years
                          ------  -------  -------  --------
Growth & Income Fund       $12      $37      $65     $143
Balanced Fund               11       33       58      128
Growth Stock Fund           11       34       60      132
Special Fund                12       36       63      138
Special Venture Fund        14       42       73      161
Capital Opportunities Fund  12       39       67      148

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in a Fund. The table is based on expenses incurred in the last fiscal year.

For Special Fund for the 12 months ending June 30, 1997, the Adviser has agreed to reduce the portion of Special Fund's fee payable by Special Portfolio by subtracting 0.05% from the applicable annual rate of management fee. Absent that waiver, Special Fund's proportionate share of Special Portfolio's Management Fee and Special Fund's Administrative Fees (combined) and Total Operating Expenses would be 0.85% and 1.19%, respectively. An expense waiver for Special Venture Fund expired on January 31, 1997.

Funds participating in the master fund/feeder fund structure ("feeder Funds") pay the Adviser an administrative fee based on the Fund's average daily net assets, and each Portfolio pays the Adviser a management fee based on its average daily net assets. The expenses of both the feeder Funds and Portfolios are summarized in the Fee Table. (The fees are described under Management.) Each feeder Fund bears its proportionate share of the fees and expenses of the corresponding Portfolio. The trustees of Investment Trust have considered whether the annual operating expenses of each feeder Fund, including its share of the expenses of the Portfolio, would be more or less than if the feeder Fund invested directly in the securities held by the Portfolio, and concluded that the feeder Funds' expenses would not be greater in such case.

For purposes of the Examples above, the figures assume that the percentage amounts listed for the respective Funds under Annual Fund Operating Expenses remain the same in each of the periods; that all income dividends and capital gain distributions are reinvested in additional Fund shares; and that, for purposes of fee breakpoints, net assets remain at the same level as in the most recently completed fiscal year. The figures in the Examples are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Examples and Fee Table is useful in reviewing the Funds' expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

FINANCIAL HIGHLIGHTS

The tables below reflect the results of operations of the Funds on a per-share basis for the periods shown and have been audited by Arthur Andersen LLP, independent public accountant. These tables should be read in conjunction with the respective Fund's financial statements and notes thereto. The Funds' annual report, which may be obtained from Investment Trust without charge upon request, contains additional performance information.

Balanced Fund

                                              Nine
                                              Months
                             Years Ended      Ended
                             December 31,     Sept.30,                        Years Ended September 30,
                           1986      1987      1988      1989      1990      1991      1992     1993     1994     1995     1996
                          ------    ------    ------    ------    ------    ------    ------   ------   ------   ------   ------
Net Asset Value,
 Beginning of Period..... $25.04    $25.07    $22.25    $22.66    $25.41    $21.68    $26.08   $26.91   $27.57   $25.78   $27.82
                          ------    ------    ------    ------    ------    ------    ------   ------   ------   ------   ------
Income from Investment
  Operations
Net investment income...... 1.33      1.32      0.97      1.37      1.28      1.32      1.31     1.26     1.15     1.33     1.00
Net realized and
 unrealized gains
 (losses) on investments... 2.75     (1.06)     0.45      3.10     (2.92)     4.85      1.48     2.37    (1.06)    2.22     2.96
                          ------    ------    ------    ------    ------    ------    ------   ------   ------   ------   ------
Total from investment
  operations............... 4.08      0.26      1.42      4.47     (1.64)     6.17      2.79     3.63     0.09     3.55     3.96
                          ------    ------    ------    ------    ------    ------    ------   ------   ------   ------   ------
Distributions
Net investment income..... (1.35)    (1.63)    (0.90)    (1.34)    (1.36)    (1.26)    (1.34)   (1.30)   (1.17)   (1.23)   (1.01)
Net realized capital
 gains ................... (2.70)    (1.45)    (0.11)    (0.38)    (0.73)    (0.51)    (0.62)   (1.67)   (0.71)   (0.28)   (0.70)
                          ------    ------    ------    ------    ------    ------    ------   ------   ------   ------   ------
Total distributions....... (4.05)    (3.08)    (1.01)    (1.72)    (2.09)    (1.77)    (1.96)   (2.97)   (1.88)   (1.51)   (1.71)
                          ------    ------    ------    ------    ------    ------    ------   ------   ------   ------   ------
Net Asset Value, End
  of Period.............. $25.07    $22.25    $22.66    $25.41    $21.68    $26.08    $26.91   $27.57   $25.78   $27.82   $30.07
                          ======    ======    ======    ======    ======    ======    ======   ======   ======   ======   ======
Ratio of net expenses to
 average net assets....... 0.79%     0.80%    *0.87%     0.90%     0.88%     0.87%     0.85%    0.81%    0.83%    0.87%    1.05%
Ratio of net investment
 income to average
 net assets............... 5.21%     5.12%    *5.68%     5.83%     5.36%     5.50%     4.94%    4.69%    4.53%    5.14%    3.45%
Portfolio turnover rate.... 108%       86%       85%       93%       75%       71%       59%      53%      29%      45%      87%
Average commissions
 (per share).............    --        --        --        --        --        --        --       --       --       --   $0.0537
Total return............. 17.11%     0.74%     6.51%    20.76%    (6.86%)   29.67%    11.13%   14.57%    0.36%   14.49%   14.83%
Net assets, end of
  period (000 omitted). $149,831  $140,279  $134,225  $144,890  $124,592  $150,689  $173,417 $222,292 $229,274 $228,560 $231,063


Growth & Income Fund

                         Period
                         Ended
                         Sept. 30,                                    Years Ended September 30,
                         1987 (a)   1988      1989      1990      1991      1992       1993       1994       1995       1996
                         --------  ------    ------    ------    ------    ------    -------     ------     ------     ------
Net Asset Value,
 Beginning of Period.... $10.00    $10.49    $ 8.88    $11.34    $10.49    $12.27     $13.42     $14.83     $14.54     $16.65
                         --------  ------    ------    ------    ------    ------    -------     ------     ------     ------
Income from Investment
 Operations
Net investment income..... 0.05      0.17      0.22      0.26      0.26      0.19       0.17       0.18       0.34       0.27
Net realized and un-
 realized gains (losses)
 on investments..........  0.47     (1.64)     2.46     (0.85)     2.17      1.49       2.16       0.40       2.56       3.22
                         --------  ------    ------    ------    ------    ------    -------     ------     ------     ------
 Total from investment
 operations............... 0.52     (1.47)     2.68     (0.59)     2.43      1.68       2.33       0.58       2.90       3.49
                         --------  ------    ------    ------    ------    ------    -------     ------     ------     ------
Distributions
Net investment income...  (0.03)    (0.14)    (0.22)    (0.26)    (0.29)    (0.18)     (0.16)     (0.16)     (0.20)     (0.32)
Net realized capital
 gains...................   --         --        --        --     (0.36)    (0.35)     (0.76)     (0.71)     (0.59)     (1.43)
                         --------  ------    ------    ------    ------    ------    -------     ------     ------     ------
 Total distributions....  (0.03)    (0.14)    (0.22)    (0.26)    (0.65)    (0.53)     (0.92)     (0.87)     (0.79)     (1.75)
                         --------  ------    ------    ------    ------    ------    -------     ------     ------     ------
Net Asset Value, End
 of Period.............. $10.49    $ 8.88    $11.34    $10.49    $12.27    $13.42     $14.83     $14.54     $16.65     $18.39
                         ========  ======    ======    ======    ======    ======    =======     ======     ======     ======
Ratio of net expenses
 to average net
 assets (b)............. *1.91%     1.47%     1.24%     1.08%     1.00%     0.97%      0.88%      0.90%      0.96%      1.18%
Ratio of net investment
 income to average
 net assets (c)........  *1.43%     2.03%     2.28%     2.40%     2.27%     1.46%      1.23%      1.18%      1.78%      1.65%
Portfolio turnover rate.... 32%      105%       63%       51%       48%       40%        50%        85%        70%        13%
Average commissions
 (per share)..............  --         --       --        --        --        --          --        --         --     $0.0683
Total return............. 5.20%   (13.90%)   30.63%    (5.25%)   24.12%    14.00%     17.98%      4.03%     21.12%     22.67%
Net assets, end of
 period (000 omitted) ..$22,863   $23,002   $32,562   $43,446   $54,820   $70,724   $100,365   $129,680   $139,539   $204,387


GROWTH STOCK FUND

                                             Nine
                                             Months
                            Years Ended      Ended
                            December 31,     Sept.30,                        Years Ended September 30,
                          1986      1987      1988      1989      1990      1991      1992     1993      1994     1995     1996
                         ------    ------    ------    ------    ------    ------    ------   ------    ------   ------   ------
Net Asset Value,
 Beginning of Period.... $17.43    $16.97    $14.67    $14.60    $19.05    $17.90    $22.79    $24.65    $24.89   $23.58   $26.13
                         ------    ------    ------    ------    ------    ------    ------   ------    ------   ------   ------
Income from Investment
 Operations
Net investment income..... 0.26      0.24      0.19      0.34      0.39      0.33      0.18      0.15      0.13     0.12     0.08
Net realized and un-
 realized gains (losses)
 on investments........... 2.75      0.46     (0.11)     4.51     (1.17)     5.90      3.01      1.14      0.41     5.60     5.01
                         ------    ------    ------    ------    ------    ------    ------   ------    ------   ------   ------
 Total from investment
  operations.............. 3.01      0.70      0.08      4.85     (0.78)     6.23      3.19      1.29      0.54     5.72     5.09
                         ------    ------    ------    ------    ------    ------    ------   ------    ------   ------   ------
Distributions
Net investment income.... (0.25)    (0.29)    (0.15)    (0.34)    (0.37)    (0.42)    (0.16)    (0.10)    (0.12)   (0.15)   (0.10)
Net realized capital
 gains................... (3.22)    (2.71)      --      (0.06)      --      (0.92)    (1.17)    (0.95)    (1.73)   (3.02)   (2.33)
                         ------    ------    ------    ------    ------    ------    ------   ------    ------   ------   ------
 Total distributions..... (3.47)    (3.00)    (0.15)    (0.40)    (0.37)    (1.34)    (1.33)    (1.05)    (1.85)   (3.17)   (2.43)
                         ------    ------    ------    ------    ------    ------    ------   ------    ------   ------   ------
Net Asset Value, End
 of Period...............$16.97    $14.67    $14.60    $19.05    $17.90    $22.79    $24.65    $24.89    $23.58   $26.13   $28.79
                         ======    ======    ======    ======    ======    ======    ======   ======    ======   ======   ======
Ratio of net expenses to
 average net assets.......0.67%     0.65%    *0.76%     0.77%     0.73%     0.79%     0.92%     0.93%     0.94%    0.99%    1.08%
Ratio of net investment
 income to average
 net assets...............1.34%     1.25%    *1.62%     2.05%     2.03%     1.63%     0.75%     0.59%     0.50%    0.56%    0.32%
Portfolio turnover rate... 137%      143%       84%       47%       40%       34%       23%       29%       27%      36%      39%
Average commissions
 (per share)............    --        --        --        --        --        --        --        --        --       --   $0.0528
Total return.............16.91%     5.57%     0.54%    33.86%    (4.17%)   36.64%    14.37%     5.09%     2.10%   28.18%   21.04%
Net assets, end of
 period (000 omitted)..$226,604  $232,658  $195,641  $206,476  $206,031  $291,767  $372,758  $373,921  $321,502 $360,336 $417,964

Special Fund

                                           Nine
                                           Months
                           Years Ended     Ended
                           December 31,    Sept.30,                       Years Ended September 30,
                         1986      1987     1988     1989    1990     1991     1992      1993       1994       1995       1996
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Net Asset Value,
 Beginning of Period... $18.41   $16.95   $12.83   $15.12   $20.79   $16.64   $19.87     $20.90     $25.04     $23.54     $25.26
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Income from Investment
 Operations
Net investment income...  0.35     0.23     0.14     0.36     0.42     0.34     0.21       0.17       0.15       0.13       0.01
Net realized and un-
 realized gains (losses)
 on investments...........2.33     0.12     2.16     5.58    (2.10)    4.55     1.50       5.31       0.33       3.05       4.14
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
 Total from investment
 operations.............. 2.68     0.35     2.30     5.94    (1.68)    4.89     1.71       5.48       0.48       3.18       4.15
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Distributions
Net investment income... (0.34)   (0.57)   (0.01)   (0.21)   (0.39)   (0.34)   (0.37)     (0.18)     (0.21)     (0.15)     (0.11)
Net realized capital
 gains.................. (3.80)   (3.90)      --    (0.06)   (2.08)   (1.32)   (0.31)     (1.16)     (1.77)     (1.31)    (1.91)
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
 Total distributions.... (4.14)   (4.47)   (0.01)   (0.27)   (2.47)   (1.66)   (0.68)     (1.34)     (1.98)     (1.46)    (2.02)
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Net Asset Value, End
 of Period..............$16.95   $12.83   $15.12   $20.79   $16.64   $19.87   $20.90     $25.04     $23.54     $25.26     $27.39
                        ======    ======   ======   ======  ======   ======   ======    =======    =======    ======     ======
Ratio of net expenses to
 average net assets..... 0.92%    0.96%   *0.99%    0.96%    1.02%    1.04%    0.99%      0.97%      0.96%      1.02%      1.18%
Ratio of net investment
 income to average
 net assets............. 1.75%    1.32%   *1.31%    2.12%    2.33%    2.11%    0.99%      0.92%      0.91%      0.56%      0.03%
Portfolio turnover rate   116%     103%      42%      85%      70%      50%      40%        42%        58%        41%        32%
Average commissions
 (per share)............ . --       --        --      --       --       --       --         --         --         --     $0.0482
Total return........ .. 14.70%    4.27%   17.94%   40.00%   (8.78%)  32.18%    8.96%     27.35%      2.02%     14.60%     17.89%
Net assets, end
 of period
 (000 omitted)..... . $253,693 $187,997 $224,628 $322,056 $361,065 $587,259 $626,080 $1,076,818 $1,243,885 $1,201,469 $1,158,498


Special Venture Fund
                                       Period Ended  Year Ended
                                         Sept. 30,    Sept. 30,
                                          1995(a)       1996
                                          ------       ------
Net Asset Value, Beginning of Period......$10.00       $12.60
                                          ------       ------
Income from Investment Operations
Net investment income.(loss)............... 0.01       (0.02)
Net realized and unrealized gains on
 investments............................... 2.67         3.86
                                          ------       ------
 Total from investment operations.......... 2.68         3.84
                                          ------       ------
Distributions
Net investment income..................... (0.03)         --
Net realized capital gains...............  (0.05)       (0.57)
                                          ------       ------
 Total distributions...................... (0.08)       (0.57)
                                          ------       ------
Net Asset Value, End of Period........... $12.60       $15.87
                                          ======       ======
Ratio of net expenses to average net
 assets (b).............................  *1.25%        1.25%
Ratio of net investment income to average
 net assets (c).......................... *0.12%       (2.19%)
Portfolio turnover rate....................  84%          72%
Average commissions (per share)..........    --       $0.0378
Total return .............................26.96%       31.81%
Net assets, end of period (000 omitted)..$60,533     $144,528


Capital Opportunities
Fund (d)

                                              Nine
                                              Months
                             Years Ended      Ended
                             December 31,     Sept.30,                        Years Ended September 30,
                           1986      1987      1988      1989      1990     1991      1992     1993     1994     1995       1996
                          ------    ------    ------    ------    ------   ------    ------   ------   ------   ------     ------
                          ------    ------    ------    ------   ------    ------    ------   ------   ------   ------     ------
Net Asset Value,
 Beginning of Period..... $11.91    $13.38    $10.62    $10.78   $14.58    $ 7.32    $11.00   $11.56   $15.44   $15.79     $21.69
                          ------    ------    ------    ------   ------    ------    ------   ------   ------   ------     ------
Income from Investment
 Operations
Net investment income.
 (loss).................... 0.03      0.03      0.03      0.05     0.06      0.11      0.06     0.01     0.02     0.01      (0.06)
Net realized and un-
 realized gains (losses)
 on investments............ 1.97      0.62      0.13      3.86    (4.72)     3.73      0.60     3.91     0.34     5.91      10.41
                          ------    ------    ------    ------   ------    ------    ------   ------   ------   ------     ------
 Total from investment
 operations...............  2.00      0.65      0.16      3.91    (4.66)     3.84      0.66     3.92     0.36     5.92      10.35
                          ------    ------    ------    ------   ------    ------    ------   ------   ------   ------     ------
Distributions
Net investment income..... (0.10)    (0.05)       --     (0.05)   (0.06)    (0.08)    (0.10)   (0.04)   (0.01)   (0.02)     (0.01)
Net realized capital
 gains.................... (0.43)    (3.36)       --     (0.06)   (2.54)    (0.08)       --       --       --       --      (0.99)
                          ------    ------    ------    ------   ------    ------    ------   ------   ------   ------     ------
 Total distributions...... (0.53)    (3.41)       --     (0.11)   (2.60)    (0.16)    (0.10)   (0.04)   (0.01)   (0.02)     (1.00)
                          ------    ------    ------    ------   ------    ------    ------   ------   ------   ------     ------
Net Asset Value, End
 of Period............... $13.38    $10.62    $10.78    $14.58   $ 7.32    $11.00    $11.56   $15.44   $15.79   $21.69     $31.04
                          ======    ======    ======    ======   ======    ======    ======   ======   ======   ======     ======
Ratio of net expenses to
 average net assets....... 0.95%     0.95%    *1.01%     1.09%    1.14%     1.18%     1.06%    1.06%    0.97%    1.05%      1.22%
Ratio of net investment
 income to average
 net assets............... 0.19%     0.18%    *0.34%     0.42%    0.43%     1.19%     0.42%    0.09%    0.04%    0.08%     (0.40%)
Portfolio turnover rate...  116%      133%      164%      245%     171%       69%       46%      55%      46%      60%        22%
Average commissions
 (per share)............     --        --        --        --       --        --        --       --       --       --     $0.0555
Total return............  16.77%     9.38%     1.51%    36.68%  (37.51%)   53.51%     5.99%   34.01%    2.31%   37.46%     49.55%
Net assets, end of
 period (000 omitted).. $191,415  $171,973  $194,160  $272,805  $86,342  $129,711  $118,726 $153,101 $175,687 $242,381 $1,684,538

------------
*Annualized.
(a) From the commencement of operations: March 23, 1987 for Growth & Income Fund and October 17, 1994 for Special Venture Fund.
(b) If the Funds had paid all of their expenses and there had been no reimbursement by the Adviser, this ratio would have been 2.49% for the period ended September 30, 1987 and 1.09% for the year ended September 30, 1990 for Growth & Income Fund; and 2.87% for the period ended September 30, 1995 and 1.34% for the year ended September 30, 1996 for Special Venture Fund.
(c) Computed giving effect to the Adviser's fee waiver.
(d) For Capital Opportunities Fund, all per share amounts and Average Shares Outstanding During Period on the debt table reflect a two-for-one stock split effective August 25, 1995.
(e) For the periods indicated below, bank borrowing activity was as follows:

                Debt
                outstanding  Average debt    Average shares   Average debt
                at end of    outstanding     outstanding      per share
                period (in   during period   during period    during
Period Ended    thousands)   (in thousands)  (in thousands)   period
-------------   ----------   --------------  -------------    ------------
Balanced Fund
 12/31/86          $--             2            5,506         $0.0004
Growth Stock Fund
 9/30/89            --           124           11,745          0.0106
Special Fund
 12/31/86           --           203           15,251          0.0133
Capital Oppor-
tunities Fund
 12/31/86           --            55           13,906          0.0039
 12/31/87           --           292           16,008          0.0183
 9/30/88            --            56           17,206          0.0033
 9/30/89            --           422           16,066          0.0263
 9/30/90           200         1,042           15,944          0.0654

The Funds had no bank borrowings during any other periods.

THE FUNDS

The mutual funds offered by this prospectus are STEIN ROE GROWTH & INCOME FUND ("Growth & Income Fund"), STEIN ROE BALANCED FUND ("Balanced Fund"), STEIN ROE GROWTH STOCK FUND ("Growth Stock Fund"), STEIN ROE SPECIAL FUND ("Special Fund"), STEIN ROE SPECIAL VENTURE FUND ("Special Venture Fund"), and STEIN ROE CAPITAL OPPORTUNITIES FUND ("Capital Opportunities Fund") (collectively, the "Funds"). Each of the Funds is a no-load, diversified "mutual fund." Mutual funds sell their own shares to investors and use the money they receive to invest in a portfolio of securities such as common stocks. A mutual fund allows you to pool your money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for you to obtain greater diversification of your investments and simplify your recordkeeping. The Funds do not impose commissions or charges when shares are purchased or redeemed.

The Funds are series of the Stein Roe Investment Trust ("Investment Trust"), an open-end management investment company, which is authorized to issue shares of beneficial interest in separate series. Each series represents interests in a separate portfolio of securities and other assets, with its own investment objectives and policies.

Stein Roe & Farnham Incorporated (the "Adviser") provides management, administrative, and bookkeeping and accounting services to the Funds and the Portfolios. The Adviser also manages and provides investment advisory services for several other mutual funds with different investment objectives, including other equity funds, international funds, taxable and tax-exempt bond funds, and money market funds. To obtain prospectuses and other information on any of those mutual funds, please call 800-338-2550.

On February 3, 1997, each of Growth & Income Fund, Balanced Fund, Growth Stock Fund, Special Fund and Special Venture Fund became a "feeder fund"--that is, it invested all of its assets in a "master fund" that has an investment objective identical to that of the Fund. Each master fund is a series of SR&F Base Trust ("Base Trust") (each master fund is referred to as a "Portfolio").
Before converting to a feeder fund, each Fund invested its assets in a diversified group of securities. Under the "master fund/feeder fund structure," a feeder fund and one or more feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The assets of each Portfolio are managed by the Adviser in the same manner as the assets of the feeder fund were managed before conversion to the master fund/feeder fund structure. (For more information, see Special Considerations Regarding Master Fund/Feeder Fund Structure.)

INVESTMENT POLICIES

The Funds invest as described below. Further information on portfolio investments and strategies may be found under Portfolio
Investments and Strategies in this prospectus and in the Statement of Additional Information.

The investment objective of GROWTH & INCOME FUND is to provide both growth of capital and current income. Growth & Income Fund invests all of its net investable assets in SR&F Growth & Income Portfolio ("Growth & Income Portfolio"). Growth & Income Fund is designed for investors seeking a diversified portfolio of securities that offers the opportunity for long-term growth of capital while also providing a steady stream of income. Growth & Income Portfolio invests primarily in well-established companies whose common stocks are believed to have both the potential to appreciate in value and to pay dividends to shareholders.

Although it may invest in a broad range of securities (including common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), normally Growth & Income Portfolio emphasizes investments in equity securities of companies having market capitalizations in excess of $1 billion. Securities of these well-established companies are believed to be generally less volatile than those of companies with smaller capitalizations because companies with larger capitalizations tend to have experienced management; broad, highly diversified product lines; deep resources; and easy access to credit.

The investment objective of BALANCED FUND is to seek long-term growth of capital and current income, consistent with reasonable investment risk. Balanced Fund invests all of its net investable assets in SR&F Balanced Portfolio ("Balanced Portfolio").
Balanced Portfolio allocates its investments among equities, debt securities, and cash. The portfolio manager determines those allocations based on the views of the Adviser's investment strategists regarding economic, market, and other factors relative to investment opportunities.

The equity portion of the investment portfolio is invested primarily in well-established companies having market capitalizations in excess of $1 billion. Fixed-income senior securities will make up at least 25% of Balanced Portfolio's total assets. Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

The investment objective of GROWTH STOCK FUND is long-term capital appreciation. Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio ("Growth Stock Portfolio"). Growth Stock Portfolio attempts to achieve the objective by normally investing at least 65% of its total assets in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks) that, in the opinion of the Adviser, have long-term appreciation possibilities.

The investment objective of SPECIAL FUND is to invest in securities selected for capital appreciation. Special Fund invests all of its net investable assets in SR&F Special Portfolio ("Special Portfolio"). Particular emphasis is placed on securities that are considered to have limited downside risk relative to their potential for above-average growth--including securities of undervalued, underfollowed or out-of-favor companies, and companies that are low-cost producers of goods or services, financially strong, or run by well-respected managers. Special Portfolio may invest in securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies. In addition, it may invest in securities with limited marketability; new issues of securities; securities of companies that, in the Adviser's opinion, will benefit from management change, new technology, new product or service development, or change in demand; and other securities that the Adviser believes have capital appreciation possibilities. However, Special Portfolio does not currently intend to invest, nor has it invested in the past fiscal year, more than 5% of its net assets in any of these types of securities. Securities of smaller, newer companies may be subject to greater price volatility than securities of larger, well-established companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although Special Portfolio invests primarily in common stocks, it may also invest in other equity-type securities, including preferred stocks and securities convertible into equity securities.

The investment objective of SPECIAL VENTURE FUND is to seek long-term capital appreciation. Special Venture Fund invests all of its net investable assets in SR&F Special Venture Portfolio ("Special Venture Portfolio"). Special Venture Portfolio invests primarily in a diversified portfolio of common stocks and other equity-type securities (such as preferred stocks, securities convertible or exchangeable for common stocks, and warrants or rights to purchase common stocks) of entrepreneurially managed companies that the Adviser believes represent special opportunities. Special Venture Portfolio emphasizes investments in financially strong small and medium-sized companies, based principally on appraisal of their management and stock valuations. The Adviser considers "small" and "medium-sized" companies to be those with market capitalizations of less than $1 billion and $1 to $3 billion, respectively.

In both its initial and ongoing appraisals of a company's management, the Adviser seeks to know both the principal owners and senior management and to assess their business judgment and strategies through personal visits. The Adviser favors companies whose management has an owner/operator, risk-averse orientation and a demonstrated ability to create wealth for investors. Attractive company characteristics include unit growth, favorable cost structures or competitive positions, and financial strength that enables management to execute business strategies under difficult conditions. A company is attractively valued when its stock can be purchased at a meaningful discount to the value of the underlying business.

CAPITAL OPPORTUNITIES FUND'S investment objective is long-term capital appreciation, which it attempts to achieve by investing in selected companies that, in the opinion of the Adviser, offer opportunities for capital appreciation.

Capital Opportunities Fund pursues its objective by investing in aggressive growth companies. An aggressive growth company, in general, is one that appears to have the ability to increase its earnings at an above-average rate. These may include securities of smaller emerging companies as well as securities of well-seasoned companies of any size that offer strong earnings growth potential. Such companies may benefit from new products or services, technological developments, or changes in management. Securities of smaller companies may be subject to greater price volatility than securities of larger companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although it invests primarily in common stocks, Capital Opportunities Fund may invest in all types of equity securities, including preferred stocks and securities convertible into common stocks.

PORTFOLIO INVESTMENTS AND STRATEGIES

For purposes of discussion under Portfolio Investments and Strategies, the term "Fund" also means "Portfolio."

DEBT SECURITIES. In pursuing its investment objective, each Fund may invest in debt securities of corporate and governmental issuers. Investments in debt securities by Growth & Income Portfolio, Balanced Portfolio, and Growth Stock Portfolio are limited to those that are rated within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization.
Investments in unrated debt securities are limited to those deemed to be of comparable quality by the Adviser. Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security--the Adviser will, however, consider that fact in determining whether that Fund should continue to hold the security. Special Venture Portfolio, Capital Opportunities Fund, and Special Portfolio may invest up to 35% of their net assets in debt securities, but do not expect to invest more than 5% of their net assets in debt securities that are rated below investment grade.

The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities. Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation, and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy. When the Adviser determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Funds may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

CONVERTIBLE SECURITIES. By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by a Fund are frequently rated investment grade, the Funds also may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Convertible securities rated below investment grade:

- Tend to be more sensitive to interest rate and economic changes;
- May be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities;
- May be more thinly traded due to the fact that such securities are less well known to investors than either common stock or conventional debt securities.

As a result, the Adviser's own investment research and analysis tends to be more important than other factors in the purchase of such securities.

FOREIGN SECURITIES. Each Fund may invest in foreign securities. Other than American Depositary Receipts (ADRs), foreign debt securities denominated in U.S. dollars, and securities guaranteed by a U.S. person, each Fund is limited to investing no more than 25% of its total assets in foreign securities. (See Risks and Investment Considerations.) The Funds may invest in sponsored or unsponsored ADRs. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, the Funds may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. Such a contract involves the risk that the value of the foreign currency may decline relative to the value of the dollar prior to the settlement date--this risk is in addition to the risk that the value of the foreign security purchased may decline. The Funds also may enter into foreign currency contracts as a hedging technique to limit or reduce exposure to currency fluctuations. In addition, the Funds may use options and futures contracts, as described below, to limit or reduce exposure to currency fluctuations.

As of September 30, 1996, the Funds' holdings of foreign companies, as a percentage of net assets, were as follows: Growth & Income Fund, 3.2% (0.7% in foreign securities and 2.5% in ADRs); Balanced Fund, 13.6% (11.3% in foreign securities and 2.3% in ADRs); Growth Stock Fund, 5.0% (1.4% in foreign securities and 3.6% in ADRs); Special Fund, 6.9% (6.5% in foreign securities and 0.4% in ADRs); Special Venture Fund, 7.0% (3.5% in foreign securities and 3.5% in ADRs); and Capital Opportunities Fund, 3.1% (none in foreign securities and 3.1% in ADRs).

LENDING PORTFOLIO SECURITIES; WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may make loans of its portfolio securities to broker-dealers and banks subject to certain restrictions described in the Statement of Additional Information. Each Fund may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information. Each Fund may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

PORTFOLIO TURNOVER. Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held, and the portfolio turnover rate may vary significantly from year to year. Under normal circumstances, Special Venture Portfolio expects to experience moderate portfolio turnover with an investment time horizon of three to five years, but its portfolio turnover is not expected to exceed 100%. At times, Special Portfolio and Capital Opportunities Fund may invest for short-term capital appreciation. Flexibility of investment and emphasis on capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Financial Highlights and Distributions and Income Taxes.) Growth Stock Fund, Special Fund, Special Venture Fund, and Capital Opportunities Fund are not intended to be income-producing investments, although they may produce varying amounts of income.

DERIVATIVES. Consistent with its objective, each Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency. No Fund expects to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

In seeking to achieve its desired investment objective, provide additional revenue, or to hedge against changes in security prices, interest rates or currency fluctuation, each Fund may: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. A Fund may write a call or put option only if the option is covered. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

SHORT SALES AGAINST THE BOX. Each Fund may sell short securities the Fund owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.

INVESTMENT RESTRICTIONS

No Fund or Portfolio will invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of an investment portfolio, but does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities, and would not prevent a Fund from investing all of its assets in shares of another investment company having the identical investment objective.
-----------------
/1/ A repurchase agreement involves a sale of securities to a Fund or Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund or Portfolio could experience both losses and delays in liquidating its collateral.
-----------------

No Fund or Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer. Each Fund may, however, invest all of its assets in shares of another investment company having the identical investment objective.

No Fund or Portfolio may make loans except that it may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly-distributed or privately-placed debt securities; (3) lend its portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds and Portfolios. No Fund or Portfolio may borrow money, except for non-leveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither aggregate borrowings (including reverse repurchase agreements) nor aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.

The Funds and Portfolios may invest in repurchase agreements, provided that none will invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

The policies summarized in the first three paragraphs under this section (except for the first and second paragraphs as they relate to Special Fund and Special Portfolio) and the policy with respect to concentration of investments in any one industry described under Risks and Investment Considerations are fundamental policies and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" of a Fund as defined in the Investment Company Act of 1940. The investment objectives of the Funds and the Portfolios are non-fundamental and, as such, may be changed by the Board of Trustees without shareholder approval, subject, however, to at least 30 days' advance written notice to shareholders. Any such change may result in a Fund having an investment objective different from the objective the shareholder considered appropriate at the time of investment in the Fund. All of the investment restrictions are set forth in the Statement of Additional Information.

RISKS AND INVESTMENT CONSIDERATIONS

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Growth & Income Fund is designed for long-term investors who desire to participate in the stock market with moderate investment risk while seeking to limit market volatility. Balanced Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital appreciation through investments in securities. Growth Stock Fund and Special Fund are designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than aggressive capital appreciation funds. Special Venture Fund is designed for long-term investors who want greater return potential than is available from the stock market in general, and who are willing to tolerate the greater investment risk and market volatility associated with investments in small and medium-sized companies. Capital Opportunities Fund is an aggressive growth fund and is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital appreciation through investments in common stocks. Of course, there can be no guarantee that a Fund will achieve its objective.

Securities of small and medium-sized companies may be subject to greater price volatility than securities of larger companies and tend to have a lower degree of market liquidity. They also may be more sensitive to changes in economic and business conditions, and may react differently than securities of larger companies. In addition, such companies are less well known to the investing public and may not be as widely followed by the investment community.

Debt securities rated in the fourth highest grade may have some speculative characteristics, and changes in economic conditions or other circumstances may lead to a weakened capacity of the issuers of such securities to make principal and interest payments. Securities rated below investment grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest or repay principal.

Although Growth & Income Portfolio, Balanced Portfolio, Special Portfolio, Special Venture Portfolio, and Capital Opportunities Fund do not attempt to reduce or limit risk through wide industry diversification of investment, they usually allocate their investments among a number of different industries rather than concentrating in a particular industry or group of industries. Growth Stock Portfolio seeks to reduce risk by investing in a diversified portfolio, but this does not eliminate all risk. No Fund or Portfolio, however, will invest more than 25% of the total value of its assets (at the time of investment) in the securities of companies in any one industry. (See Investment Policies.)

Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. Other risks of foreign investing include less complete financial information on issuers; different accounting, auditing, and financial reporting standards; different settlement practices; less market liquidity; more market volatility; less developed and regulated markets; and greater political instability. In addition, various restrictions by foreign governments on investments by non-residents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by non-residents. Foreign investments also tend to involve higher transaction and custody costs.

HOW TO PURCHASE SHARES

You may purchase shares of any of the Funds by check, by wire, by electronic transfer, or by exchange from your account with another Stein Roe Fund. The initial purchase minimum per Fund account is $2,500; the minimum for Uniform Gifts/Transfers to Minors Act ("UGMA") accounts is $1,000; the minimum for accounts established under an automatic investment plan (i.e., Regular Investments, Dividend Purchase Option, or Automatic Exchange Plan) is $1,000 for regular accounts and $500 for UGMA accounts; and the minimum per account for Stein Roe IRAs is $500. The initial purchase minimum is waived for shareholders who participate in the Stein Roe Counselor [SERVICE MARK] and Stein Roe Personal Counselor [SERVICE MARK] Programs and for clients of the Adviser.
Subsequent purchases must be at least $100, or at least $50 if you purchase by electronic transfer. If you wish to purchase shares to be held by a tax-sheltered retirement plan sponsored by the Adviser, you must obtain special forms for those plans. (See Shareholder Services.)

CAPITAL OPPORTUNITIES FUND ACCOUNTS. CAPITAL OPPORTUNITIES FUND IS CLOSED TO PURCHASES (INCLUDING EXCHANGES) BY NEW INVESTORS EXCEPT FOR PURCHASES BY ELIGIBLE INVESTORS AS DESCRIBED BELOW. Investment Trust has taken this step to facilitate management of the Fund's portfolio. If you are already a shareholder of Capital Opportunities Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new account if:

- you participate in Stein Roe Counselor [SERVICE MARK] or Stein Roe Personal Counselor [SERVICE MARK] or another investment advisory service sponsored by the Adviser;
- you are a trustee of Investment Trust; an employee of the Adviser, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
- you are a client of the Adviser and, in the judgment of the Adviser, your proposed investment in Capital Opportunities Fund would not adversely affect the Adviser's ability to manage the Fund effectively;
- the Board of Trustees of Investment Trust determines that your proposed investment in Capital Opportunities Fund would not adversely affect the Adviser's ability to manage the Fund effectively;
- you purchased shares under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company, or other intermediary under an investment program with Capital Opportunities Fund as of September 30, 1996;
- you purchase shares for an individual retirement account or an employee benefit plan, the records for which are maintained by a trust company or plan administrator under an investment program with Capital Opportunities Fund as of September 30, 1996.

The Board of Trustees of Investment Trust concluded that permitting the additional investments described above would not adversely affect the ability of the Adviser to manage Capital Opportunities Fund effectively. If you have questions about your eligibility to purchase shares of Capital Opportunities Fund, please call 800-338-2550.

BY CHECK. To make an initial purchase of shares of a Fund by check, please complete and sign the Application and mail it, together with a check made payable to Stein Roe Mutual Funds, to SteinRoe Services Inc. at P.O. Box 8900, Boston, Massachusetts 02205. Participants in the Stein Roe Counselor [SERVICE MARK] or Personal Counselor [SERVICE MARK] Programs should send orders to SteinRoe Services Inc. at P.O. Box 803938, Chicago, Illinois 60680.

You may make subsequent investments by submitting a check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Each individual check submitted for purchase must be at least $100, and Investment Trust generally will not accept cash, drafts, third or fourth party checks, or checks drawn on banks outside the United States. Should an order to purchase shares of a Fund be cancelled because your check does not clear, you will be responsible for any resulting loss incurred by that Fund.

BY WIRE. You also may pay for shares by instructing your bank to wire federal funds (monies of member banks within the Federal Reserve System) to the Funds at the First National Bank of Boston. Your bank may charge you a fee for sending the wire. If you are opening a new account by wire transfer, you must first call 800-338-2550 to request an account number and furnish your social security or other tax identification number. Neither the Funds nor Investment Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Your bank must include the full name(s) in which your account is registered and your Fund account number, and should address its wire as follows:

First National Bank of Boston
Boston, Massachusetts
ABA Routing No. 011000390
Attention:  SteinRoe Services Inc.
Fund No. ___; Stein Roe _____ Fund
Account of (exact name(s) in registration)
Shareholder Account No. ________

Fund Numbers:
11--Growth & Income Fund
31--Balanced Fund
32--Growth Stock Fund
34--Special Fund
16--Special Venture Fund
33--Capital Opportunities Fund

Participants in the Stein Roe Counselor [SERVICE MARK] and
Personal Counselor [SERVICE MARK] Programs should address their wires as follows:

First National Bank of Boston
Boston, Massachusetts
ABA Routing No. 011000390
Attention:  SteinRoe Services Inc.
Fund No. ___; Stein Roe _____ Fund
Account of (exact name(s) in registration)
Counselor Account No. ________

BY ELECTRONIC TRANSFER. You also may make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request ("Special Investments") by calling 800-338-2550 or at pre-scheduled intervals ("Regular Investments"). (See Shareholder Services.) Electronic transfer purchases are subject to a $50 minimum and a $100,000 maximum. You may not open a new account through electronic transfer. Should an order to purchase shares of a Fund be cancelled because your electronic transfer does not clear, you will be responsible for any resulting loss incurred by that Fund.

BY EXCHANGE. You may purchase shares by exchange of shares from another Stein Roe Fund account either by phone (if the Telephone Exchange Privilege has been established on the account from which the exchange is being made), by mail, in person, or automatically at regular intervals (if you have elected the Automatic Exchange Privilege). Restrictions apply; please review the information on the Exchange Privilege under How to Redeem Shares--By Exchange.

CONDITIONS OF PURCHASE. Each purchase order for a Fund must be accepted by an authorized officer of Investment Trust or its authorized agent and is not binding until accepted and entered on the books of that Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. Investment Trust reserves the right not to accept any purchase order that it determines not to be in the best interest of Investment Trust or of a Fund's shareholders. Investment Trust also reserves the right to waive or lower its investment minimums for any reason. Investment Trust does not issue certificates for shares.

PURCHASES THROUGH THIRD PARTIES. You may purchase (or redeem) shares through broker-dealers, banks, or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by Investment Trust. There are no charges or limitations imposed by Investment Trust, other than those described in this prospectus, if shares are purchased (or redeemed) directly from Investment Trust.

Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.25% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser and the Funds' transfer agent share in the expense of these fees, and the Adviser pays all sales and promotional expenses.

PURCHASE PRICE AND EFFECTIVE DATE. Each purchase of a Fund's shares made directly with the Fund is made at that Fund's net asset value (see Net Asset Value) next determined after receipt of an order in good form, including receipt of payment as follows:

A purchase by check or wire transfer is made at the net asset value next determined after the Fund receives the check or wire transfer of funds in payment of the purchase.

A purchase by electronic transfer is made at the net asset value next determined after the Fund receives the electronic transfer from your bank. A Special Electronic Transfer Investment instruction received by telephone on a business day before 3:00 p.m., central time, is effective on the next business day.

Each purchase of Fund shares through an Intermediary that is an authorized agent of Investment Trust for the receipt of orders is made at the net asset value next determined after the receipt of the order by the Intermediary.

HOW TO REDEEM SHARES

BY WRITTEN REQUEST. You may redeem all or a portion of your shares of a Fund by submitting a written request in "good order" to SteinRoe Services Inc. at P.O. Box 8900, Boston, Massachusetts 02205. Participants in the Stein Roe Counselor [SERVICE MARK] Program should send redemption requests to SteinRoe Services Inc. at P.O. Box 803938, Chicago, Illinois 60680. A redemption request will be considered to have been received in good order if the following conditions are satisfied:

(1) The request must be in writing, and must indicate the number of shares or dollar amount to be redeemed and identify the shareholder's account number;
(2) The request must be signed by the shareholder(s) exactly as the shares are registered;
(3) The request must be accompanied by any certificates for the shares, either properly endorsed for transfer, or accompanied by a stock assignment properly endorsed exactly as the shares are registered;
(4) The signatures on either the written redemption request or the certificates (or the accompanying stock power) must be guaranteed (a signature guarantee is not a notarization, but is a widely accepted way to protect you and the Funds by verifying your signature);
(5) Corporations and associations must submit with each request a completed Certificate of Authorization included in this prospectus (or a form of resolution acceptable to Investment Trust); and
(6) The request must include other supporting legal documents as required from organizations, executors, administrators, trustees, or others acting on accounts not registered in their names.

BY EXCHANGE. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other Stein Roe Fund offered for sale in your state if your signed, properly completed Application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Before exercising the Exchange Privilege, you should obtain the prospectus for the Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the Stein Roe Fund being purchased. An exchange may be made by following the redemption procedure described under By Written Request and indicating the Stein Roe Fund to be purchased--a signature guarantee normally is not required. (See also the discussion below of the Telephone Exchange Privilege and Automatic Exchanges.)

SPECIAL REDEMPTION PRIVILEGES. The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your Application. Other Privileges must be specifically elected. If you do not want the Telephone Exchange and Redemption Privileges, check the box(es) under the section "Telephone Redemption Options" when completing your Application. In addition, a signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same.

You may not use any of the Special Redemption Privileges if you hold certificates for any of your Fund shares. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions are not available to redeem shares held by a tax-sheltered retirement plan sponsored by the Adviser. (See also General Redemption Policies.)

Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND THE FUNDS MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF A FUND INTO ANOTHER STEIN ROE FUND, AND THEN BACK TO THAT FUND). In addition, Investment Trust's general redemption policies apply to redemptions of shares by Telephone Exchange. (See General Redemption Policies.)

Investment Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. Investment Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. THEREFORE, INVESTMENT TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY INVESTMENT TRUST AS "MARKET-TIMERS." Moreover, Investment Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, Investment Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. IF INVESTMENT TRUST WERE TO SUSPEND, LIMIT, MODIFY, OR TERMINATE THE TELEPHONE EXCHANGE PRIVILEGE, A SHAREHOLDER EXPECTING TO MAKE A TELEPHONE EXCHANGE MIGHT FIND THAT AN EXCHANGE COULD NOT BE PROCESSED OR THAT THERE MIGHT BE A DELAY IN THE IMPLEMENTATION OF THE EXCHANGE. (See How to Redeem Shares- -By Exchange.) During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another Stein Roe Fund account on a regular basis.

Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"--see Shareholder Services). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. A Special Redemption request received by telephone after 3:00 p.m., central time, is deemed received on the next business day.

GENERAL REDEMPTION POLICIES. You may not cancel or revoke your redemption order once instructions have been received and accepted. Investment Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. If you wish to redeem shares held by a tax-sheltered retirement plan sponsored by the Adviser, special procedures of those plans apply to such redemptions. (See Shareholder Services--Tax-Sheltered Retirement Plans.) Investment Trust reserves the right to require a properly completed Application before making payment for shares redeemed.

The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. (See Net Asset Value.) Because the redemption price you receive depends upon that Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

Investment Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, Investment Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, Investment Trust may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, Investment Trust recommends that your purchase be made by federal funds wire through your bank.

Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase.

Investment Trust reserves the right to suspend, limit, modify, or terminate, at any time without prior notice, any Privilege or its use in any manner by any person or class.

Neither Investment Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem.
In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If a Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

Investment Trust reserves the right to redeem shares in any account and send the proceeds to the owner if the shares in the account do not have a value of at least $1,000. A shareholder would be notified that his account is below the minimum and would be allowed 30 days to increase the account before the redemption is processed.

Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers for the purchase of shares, or any Stein Roe Fund liability under the Internal Revenue Code provisions on backup withholding).

SHAREHOLDER SERVICES

REPORTING TO SHAREHOLDERS. You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of a Fund, as well as periodic statements detailing distributions made by that Fund. Shares purchased by reinvestment of dividends, by cross-reinvestment of dividends from another Fund, or through an automatic investment plan will be confirmed to you quarterly. In addition, Investment Trust will send you semiannual and annual reports showing portfolio holdings and will provide you annually with tax information.

FUNDS-ON-CALL [REGISTERED] AUTOMATED TELEPHONE SERVICE. To access Stein Roe Funds-on-Call [registered], just call 800-338-2550 on any touch-tone telephone and follow the recorded instructions. Funds-on-Call [registered] provides yields, prices, latest dividends, account balances, last transaction, and other information 24 hours a day, seven days a week. You also may use Funds-on-Call [registered] to make Special Investments and Redemptions, Telephone Exchanges, and Telephone Redemptions by Check. These transactions are subject to the terms and conditions of the individual privileges. (See How to Purchase Shares and How to Redeem Shares.)

STEIN ROE COUNSELOR [SERVICE MARK] PROGRAM. The Stein Roe Counselor [SERVICE MARK] and Stein Roe Personal Counselor [SERVICE MARK] programs are professional investment advisory services available to shareholders. These programs are designed to provide investment guidance in helping investors to select a portfolio of Stein Roe Funds. The Stein Roe Personal Counselor [SERVICE MARK] program, which automatically adjusts client portfolios among the Stein Roe Funds, has a fee of up to 1% of assets.

TAX-SHELTERED RETIREMENT PLANS. Booklets describing the following programs and special forms necessary for establishing them are available on request. You may use all of the Stein Roe Funds, except those investing primarily in tax-exempt securities, in these plans. Please read the prospectus for each fund in which you plan to invest before making your investment.

Individual Retirement Accounts ("IRAs") for employed persons and their non-employed spouses.

Prototype Money Purchase Pension and Profit Sharing Plans for self-employed individuals, partnerships, and corporations.

Simplified Employee Pension Plans permitting employers to provide retirement benefits to their employees by utilizing IRAs while minimizing administration and reporting requirements.

SPECIAL SERVICES. The following special services are available to shareholders. Please call 800-338-2550 or write Investment Trust for additional information and forms.

Dividend Purchase Option--to diversify your Fund investments by having distributions from one Fund account automatically invested in another Stein Roe Fund account. Before establishing this option, you should obtain and read carefully the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25. The account into which distributions are to be invested may be opened with an initial investment of only $1,000.

Automatic Dividend Deposit (electronic transfer)--to have income dividends and capital gain distributions deposited directly into your bank account.

Telephone Redemption by Check Privilege ($1,000 minimum) and
Telephone Exchange Privilege ($50 minimum)--established automatically when you open your account unless you decline them on your Application. (See How to Redeem Shares--Special
Redemption Privileges.)

Telephone Redemption by Wire Privilege--to redeem shares from your account by phone and have the proceeds transmitted by wire to your bank account ($1,000 minimum; $100,000 maximum).

Special Redemption Option (electronic transfer)--to redeem shares at any time and have the proceeds deposited directly to your bank account ($50 minimum; $100,000 maximum).

Regular Investments (electronic transfer)--to purchase Fund shares at regular intervals directly from your bank account ($50 minimum; $100,000 maximum).

Special Investments (electronic transfer)--to purchase Fund shares by telephone and pay for them by electronic transfer of funds from your bank account ($50 minimum; $100,000 maximum).

Automatic Exchange Plan--to automatically redeem a fixed dollar amount from your Fund account and invest it in another Stein Roe
Fund account on a regular basis ($50 minimum; $100,000 maximum).

Automatic Redemptions (electronic transfer)--to have a fixed dollar amount redeemed and sent at regular intervals directly to your bank account ($50 minimum; $100,000 maximum).

Systematic Withdrawals--to have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

NET ASSET VALUE

The purchase and redemption price of each Fund's shares is its net asset value per share. The net asset value of a share of each Fund is determined as of the close of trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., central time) by dividing the difference between the values of its assets and liabilities by the number of shares outstanding. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time. Each Portfolio allocates net asset value, income, and expenses among its feeder funds in proportion to their respective interests in the Portfolio.

Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ is valued at that price.
All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.

DISTRIBUTIONS AND INCOME TAXES

DISTRIBUTIONS. Income dividends for Growth & Income Fund and Balanced Fund are normally declared and paid quarterly; and income dividends for Growth Stock Fund, Special Fund, Special Venture Fund, and Capital Opportunities Fund are normally declared and paid annually. Each Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the twelve-month period ended October 31 in that year. Therefore, an additional dividend may be declared near year end. The Funds intend to distribute any undistributed net investment income and net realized capital gains in the following year.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions either (1) paid by check; (2) deposited by electronic transfer into your bank account; (3) applied to purchase shares in your account with another Stein Roe Fund; or
(4) applied to purchase shares in a Stein Roe Fund account of another person. (See Shareholder Services.) Reinvestment into the same Fund account normally occurs one business day after the record date. Investment of distributions into another Stein Roe Fund account occurs on the payable date. If you choose to receive your distributions in cash, your distribution check normally will be mailed approximately 15 days after the record date. Investment Trust reserves the right to reinvest the proceeds and future distributions in additional Fund shares if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months.

INCOME TAXES. Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

You will be subject to federal income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If you realize a loss on the sale or exchange of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

For federal income tax purposes, each Fund is treated as a separate taxable entity distinct from the other series of Investment Trust.

This discussion of taxation is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor. The foregoing information applies to U.S. shareholders. Foreign shareholders should consult their tax advisors as to the tax consequences of ownership of Fund shares.

BACKUP WITHHOLDING. Investment Trust may be required to withhold federal income tax ("backup withholding") from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

- You fail to furnish your properly certified social security or other tax identification number;
- You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;
- The Internal Revenue Service informs Investment Trust that your tax identification number is incorrect.

These certifications are contained in the Application that you should complete and return when you open an account. The Funds must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

INVESTMENT RETURN

The total return from an investment in a Fund is measured by the distributions received (assuming reinvestment), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

Comparison of a Fund's total return with alternative investments should consider differences between the Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Of course, past performance is not necessarily indicative of future results.

MANAGEMENT

TRUSTEES AND ADVISER. The Board of Trustees of Investment Trust and the Board of Base Trust have overall management responsibility for the Funds and the Portfolios, respectively. See the Statement of Additional Information for the names of and additional information about the trustees and officers. Since Investment Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of the Funds and the Portfolios.

The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the Funds and the Portfolios, subject to the direction of the respective Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was organized in 1986 to succeed to the business of Stein Roe & Farnham, a partnership that had advised and managed mutual funds since 1949. The Adviser is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

In approving the use of a single combined prospectus, the Boards considered the possibility that one Fund or Portfolio might be liable for misstatements in the prospectus regarding information concerning another Fund or Portfolio.

PORTFOLIO MANAGERS. Daniel K. Cantor has been portfolio manager of Growth & Income Portfolio since its inception in 1997 and had been portfolio manager of Growth & Income Fund since 1995. He is a senior vice president of the Adviser, which he joined in 1985.
A chartered financial analyst, he received a B.A. degree from the University of Rochester in 1981 and an M.B.A. from the Wharton School of the University of Pennsylvania in 1985. As of December 31, 1996, Mr. Cantor was responsible for managing $241 million in mutual fund net assets. Jeffrey C. Kinzel is associate portfolio manager. Mr. Kinzel received a B.A. from Northwestern University
(1979), a J.D. from the University of Michigan Law School (1983), and an M.B.A. from the Wharton School of the University of Pennsylvania (1991). Mr. Kinzel is a vice president and intermediate research analyst with the Adviser. Before joining the Adviser in 1991 as an equity research analyst, Mr. Kinzel was employed by the law firm of Butler and Binion; the law firm of Miller, Canfield, Paddock and Stone; and 1838 Investment Advisers.

Harvey B. Hirschhorn has been portfolio manager of Balanced Portfolio since its inception in 1997 and had been portfolio manager of Balanced Fund since April, 1996. He is executive vice president and chief economist and investment strategist of the Adviser, which he joined in 1973. He received an A.B. degree from Rutgers College in 1971 and an M.B.A. from the University of Chicago in 1973, and is a chartered financial analyst. Mr. Hirschhorn was responsible for managing $557 million in mutual fund net assets at December 31, 1996. William Garrison and Sandra Knight are associate portfolio managers. Mr. Garrison joined the Adviser in 1989. He received his A.B. from Princeton University
(1988) and an M.B.A. from the University of Chicago (1995). Ms. Knight is a vice president and senior quantitative research analyst with the Adviser, which she joined in 1991. She earned a B.S. degree from Lawrence Technological University (1984) and an M.B.A. from Loyola University of Chicago (1991).

Erik P. Gustafson has been portfolio of Growth Stock Portfolio since its inception in 1997 and had managed Growth Stock Fund since 1994. Mr. Gustafson is a senior vice president and senior portfolio manager with the Adviser, which he joined in 1992. From 1989 to 1992 he was an attorney with Fowler, White, Burnett, Hurley, Banick & Strickroot. He holds a B.A. from the University of Virginia (1985) and M.B.A. and J.D. degrees from Florida State University (1989). Mr. Gustafson was responsible for managing $877 million in mutual fund net assets at December 31, 1996.
David P. Brady is associate portfolio manager. Mr. Brady is a vice president of the Adviser, which he joined the Adviser in 1993, and was an equity investment analyst with State Farm Mutual Automobile Insurance Company from 1986 to 1993.

Gloria J. Santella and Eric S. Maddix are co-portfolio managers of Capital Opportunities Fund. Ms. Santella has been portfolio manager since October, 1994, and had previously been co-portfolio manager since March, 1991. Ms. Santella is a senior vice president of the Adviser, having been associated with it since 1979. She received her B.B.A. from Loyola University (1979) and M.B.A. from the University of Chicago (1983). Mr. Maddix became co-portfolio manager in 1996, and was previously its associate portfolio manager. Mr. Maddix is a vice president of the Adviser, which he joined in 1987. He received his B.B.A. degree from Iowa State University (1986) and his M.B.A. from the University of Chicago (1992). As of December 31, 1996, Ms. Santella and Mr. Maddix co-managed $1.4 billion in mutual fund net assets.

E. Bruce Dunn and Richard B. Peterson have been co-portfolio managers of Special Portfolio and Special Venture Portfolio since their inception in 1997 and had been portfolio managers of Special Fund since 1991 and of Special Venture Fund since its inception in 1994. Each is a senior vice president of the Adviser. Mr. Dunn has been associated with the Adviser since 1964. He received his A.B. degree from Yale University (1956) and his M.B.A. from Harvard University (1958) and is a chartered investment counselor. Mr. Peterson, who began his investment career at Stein Roe & Farnham in 1965 after graduating with a B.A. from Carleton College
(1962) and the Woodrow Wilson School at Princeton University
(1964) with a Masters in Public Administration, rejoined the Adviser in 1991 after 15 years of equity research and portfolio management experience with State Farm Investment Management Corp. As of December 31, 1996, Messrs. Dunn and Peterson were responsible for co-managing $1.5 billion in mutual fund net assets.

FEES AND EXPENSES. In return for its services, the Adviser is entitled to receive a management fee from each Portfolio, a management fee from Capital Opportunities Fund, and an administrative fee from each Fund. Prior to the conversion to the master fund/feeder fund structure on February 3, 1997, management fees were paid by each Fund. The annual rates, as a percentage of average net assets (dollar amounts shown in millions), are as follows:

Fund                     Management Fee        Administrative Fee
-----------------------  -------------------   -------------------
Growth & Income Fund;
Growth Stock Fund          N/A                .15% up to $500,
                                              .125% next $500,
                                              .10% thereafter
Growth & Income Portfolio;
Growth Stock Portfolio   .60% up to $500,      N/A
                         .55% next $500,
                         .50% thereafter
Balanced Fund             N/A                 .15% up to $500,
                                              .125% next $500,
                                              .10% thereafter
Balanced Portfolio       .55% up to $500,      N/A
                         .50% next $500,
                         .45% thereafter
Special Fund              N/A                 .15% up to $500,
                                              .125% next $500,
                                              .10% next $500,
                                              .075% thereafter
Special Portfolio        .75% up to $500,      N/A
                         .70% next $500,
                         .65% next $500,
                         .60% thereafter
Capital Opportunities
  Fund                   .75% up to $500,     .15% up to $500,
                         .70% next $500,      .125% next $500,
                         .65% next $500,      .10% next $500,
                         .60% thereafter      .075% thereafter
Special Venture Fund      N/A                 .15%
Special Venture Portfolio.75%                  N/A

For the year ended September 30, 1996, the fees for Growth & Income Fund, Balanced Fund, Growth Stock Fund, Special Fund, and Capital Opportunities Fund amounted to 1.18%, 1.05%, 1.08%, 1.18%, and 1.22% of average net assets, respectively; and the fee for Special Venture Fund, after the fee waiver in effect during that period, amounted to 1.25% of average net assets.

Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to the Funds and the Portfolios, including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.

PORTFOLIO TRANSACTIONS. The Adviser places the orders for the purchase and sale of portfolio securities and options and futures transactions. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

TRANSFER AGENT. SteinRoe Services Inc., One South Wacker Drive, Chicago, Illinois 60606, a wholly owned subsidiary of Liberty Financial, is the agent of Investment Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

DISTRIBUTOR. The shares of each Fund are offered for sale through Liberty Securities Corporation ("Distributor") without any sales commissions or charges to the Funds or to their shareholders. The Distributor is a wholly owned subsidiary of Liberty Financial.
The business address of the Distributor is 600 Atlantic Avenue, Boston, Massachusetts 02210; however, all Fund correspondence (including purchase and redemption orders) should be mailed to SteinRoe Services Inc. at P.O. Box 8900, Boston, Massachusetts 02205, except for participants in the Stein Roe Counselor [SERVICE MARK] Program, who should send orders to SteinRoe Services Inc. at P.O. Box 803938, Chicago, Illinois 60680. All distribution and promotional expenses are paid by the Adviser, including payments to the Distributor for sales of Fund shares.

CUSTODIAN. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for the Funds and the Portfolios. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)

ORGANIZATION AND DESCRIPTION OF SHARES

Investment Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Investment Trust's shareholders or its trustees. Investment Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, nine series are authorized and outstanding.

Under Massachusetts law, shareholders of a Massachusetts business trust such as Investment Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Investment Trust or any particular series shall look only to the assets of Investment Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers of Investment Trust shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Investment Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Investment Trust was unable to meet its obligations.

The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Investment Trust is also believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE

Commencing February 3, 1997, each of Growth & Income Fund, Balanced Fund, Growth Stock Fund, Special Fund, and Special Venture Fund (which are series of Investment Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in shares of another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under the Fee Table and Management. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the Trustees of Investment
Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of Investment Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

The common investment objectives of the Funds and the Portfolios are non-fundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. If there are other investors in a Portfolio, there can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of Investment Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of a Fund's shareholders. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.

Stein Roe Mutual Funds
Certificate of Authorization
for use by corporations and associations only

Corporations or associations must complete this Certificate and submit it with the Fund Application, each written redemption, transfer or exchange request, and each request to terminate or change any of the Privileges or special service elections.

If the entity submitting the Certificate is an association, the word "association" shall be deemed to appear each place the word "corporation" appears. If the officer signing this Certificate is named as an authorized person, another officer must countersign the Certificate. If there is no other officer, the person signing the Certificate must have his signature guaranteed. If you are not sure whether you are required to complete this Certificate, call a Stein Roe account representative at 800-338-2550 .

The undersigned hereby certifies that he is the duly elected
Secretary of ________________________________ (the "Corporation")
             (name of Corporation/Association)
and that the following individual(s):

                   AUTHORIZED PERSONS
____________________        ________________________
Name                        Title
____________________        ________________________
Name                        Title
____________________        ________________________
Name                        Title

is (are) duly authorized by resolution or otherwise to act on behalf of the Corporation in connection with the Corporation's ownership of shares of any mutual fund managed by Stein Roe & Farnham Incorporated (individually, the "Fund" and collectively, the "Funds") including, without limitation, furnishing any such Fund and its transfer agent with instructions to transfer or redeem shares of that Fund payable to any person or in any manner, or to redeem shares of that Fund and apply the proceeds of such redemption to purchase shares of another Fund (an "exchange"), and to execute any necessary forms in connection therewith.

Unless a lesser number is specified, all of the Authorized Persons must sign written instructions. Number of signatures required:
________.

If the undersigned is the only person authorized to act on behalf of the Corporation, the undersigned certifies that he is the sole shareholder, director, and officer of the Corporation and that the Corporation's Charter and By-laws provide that he is the only person authorized to so act.

Unless expressly declined on the Application (or other form acceptable to the Funds), the undersigned further certifies that the Corporation has authorized by resolution or otherwise the establishment of the Telephone Exchange and Telephone Redemption by Check Privileges for the Corporation's account with any Fund offering any such Privilege. If elected on the Application (or other form acceptable to the Funds), the undersigned also certifies that the Corporation has similarly authorized establishment of the Electronic Transfer, Telephone Redemption by Wire, and Check-Writing Privileges for the Corporation's account with any Fund offering said Privileges. The undersigned has further authorized each Fund and its transfer agent to honor any written, telephonic, or telegraphic instructions furnished pursuant to any such Privilege by any person believed by the Fund or its transfer agent or their agents, officers, directors, trustees, or employees to be authorized to act on behalf of the Corporation and agrees that neither the Fund nor its transfer agent, their agents, officers, directors, trustees, or employees will be liable for any loss, liability, cost, or expense for acting upon any such instructions.

These authorizations shall continue in effect until five business days after the Fund and its transfer agent receive written notice from the Corporation of any change.

IN WITNESS WHEREOF, I have hereunto subscribed my name as Secretary and affixed the seal of this Corporation this ____ day of _________________, 19___.

                                   ___________________________
                                   Secretary
                                   ___________________________
                                   Signature Guarantee*
                                   *Only required if the person
                                   signing the Certificate is the
                                   only person named as
                                   "Authorized Person."
CORPORATE
SEAL
HERE

The Stein Roe Mutual Funds

Stein Roe Government Reserves Fund
Stein Roe Cash Reserves Fund
Stein Roe Government Income Fund
Stein Roe Intermediate Bond Fund
Stein Roe Income Fund
Stein Roe High Yield Fund
Stein Roe Municipal Money Market Fund
Stein Roe Intermediate Municipals Fund
Stein Roe Managed Municipals Fund
Stein Roe High-Yield Municipals Fund
Stein Roe Balanced Fund
Stein Roe Growth & Income Fund
Stein Roe Growth Stock Fund
Stein Roe Young Investor Fund
Stein Roe Special Fund
Stein Roe Special Venture Fund
Stein Roe Capital Opportunities Fund
Stein Roe International Fund
Stein Roe Emerging Markets Fund


Stein Roe Mutual Funds
P. O. Box 8900
Boston, Massachusetts 02205-8900
Financial Advisors call: 1-800-322-0593
Shareholders call 1-800-338-2550
http://www.steinroe.com

In Chicago, visit our Fund Center at One South Wacker Drive,
Suite 3200

Liberty Securities Corporation, Distributor
Member, SIPC

                  STEIN ROE INVESTMENT TRUST
                Stein Roe Special Venture Fund

       Supplement to February 3, 1997 Defined Contribution
                      Plans Prospectus
                       ________________

     As of July 7, 1997, John S. McLandsborough has been named co-portfolio manager, along with Ricahrd B. Peterson, of Special Venture Fund. Prior to joining the Adviser in April 1996, Mr. McLandsborough was an equity research analyst with CS First Boston from June 1994 until January 1996 and with National City Bank of Cleveland prior thereto. Mr. McLandsborough, a chartered financial analyst, earned a bachelor's degree in finance in 1989 from Miami University and a master's degree in 1992 from Indiana University.

           This Supplement is Dated June 26, 1997

[STEIN ROE MUTUAL FUNDS LOGO]

PROSPECTUS
DEFINED CONTRIBUTION PLANS

STEIN ROE SPECIAL VENTURE FUND
The investment objective of Special Venture Fund is to provide long-term capital appreciation. Special Venture Fund invests all of its net investable assets in shares of SR&F Special Venture Portfolio, which has the same investment objective and substantially the same investment policies as Special Venture Fund. (See Special Considerations Regarding Master Fund/Feeder Fund Structure.) Special Venture Portfolio invests primarily in a diversified portfolio of equity securities of entrepreneurially managed companies. It emphasizes investments in financially strong small and medium-sized companies, based principally on management appraisal and stock valuation.

This prospectus relates only to shares of Special Venture Fund purchased through eligible employer-sponsored defined contribution plans ("defined contribution plans").

Special Venture Fund is a "no-load" fund. There are no sales or redemption charges, and Special Venture Fund has no 12b-1 plan. Special Venture Fund is a series of the Stein Roe Investment Trust and Special Venture Portfolio is a series of SR&F Base Trust.
Each Trust is a diversified open-end management investment company.

This prospectus contains information you should know before investing in Special Venture Fund. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated February 3, 1997, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and the most recent financial statements may be obtained without charge by writing to the Stein Roe Mutual Funds at Suite 3200, One South Wacker Drive, Chicago, IL 60606 or by calling 800-322-1130. The Statement of Additional Information contains information relating to other series of the Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE DATE OF THIS PROSPECTUS IS FEBRUARY 3, 1997


             TABLE OF CONTENTS

                                      Page
Fee Table ..............................2
Financial Highlights....................2
The Fund................................3
Investment Policies.....................4
Portfolio Investments and Strategies....4
Investment Restrictions.................6
Risks and Investment Considerations ....7
How to Purchase Shares..................7
How to Redeem Shares ...................8
Net Asset Value ........................8
Distributions and Income Taxes..........9
Investment Return.......................9
Management .............................9
Organization and Description of Shares.11
Special Considerations Regarding
  Master Fund/Feeder Fund Structure....11
For More Information ..................13

__________________________
FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases      .........    None
Sales Load Imposed on Reinvested Dividends        None
Deferred Sales Load        .....................  None
Redemption Fees        .........................  None
Exchange Fees        ...........................  None
ANNUAL FUND OPERATING EXPENSES (as a percentage
  of average net assets)
Management and Administrative Fees                0.90%
12b-1 Fees                                        None
Other Expenses                                    0.44%
                                                  -----
Total Operating Expenses                          1.34%
                                                  =====

EXAMPLE.
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

         1 year    3 years    5 years    10 years
         ------    -------    -------    ---------
           $14       $42        $73        $161

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Special Venture Fund. The table is based upon actual expenses incurred in the last fiscal year. An expense waiver for Special Venture Fund expired on January 31, 1997.

Special Venture Fund pays the Adviser an administrative fee based on the Fund's average daily net assets, and Special Venture Portfolio pays the Adviser a management fee based on its average daily net assets. The expenses of both Special Venture Fund and Special Venture Portfolio are summarized in the Fee Table. (The fees are described under Management.) Special Venture Fund bears its proportionate share of the expenses of Special Venture Portfolio. The trustees of Investment Trust have considered whether the annual operating expenses of Special Venture Fund, including its share of the expenses of Special Venture Portfolio, would be more or less than if Special Venture Fund invested directly in the securities held by Special Venture Portfolio, and concluded that Special Venture Funds' expenses would not be greater in such case.

For purposes of the Example above, the figures assume that the percentage amounts listed for Special Venture Fund under Annual Fund Operating Expenses remain the same in each of the periods and that all income dividends and capital gain distributions are reinvested in additional Special Venture Fund shares. The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing Special Venture Fund's expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods. The example does not reflect any charges or expenses related to your employer's plan.
__________________________
FINANCIAL HIGHLIGHTS

The table below reflects the results of operations of Special Venture Fund for the periods shown on a per-share basis and has been audited by Arthur Andersen LLP, independent public accountants. This table should be read in conjunction with Special Venture Fund's financial statements and notes thereto. The annual report, which may be obtained from Investment Trust without charge upon request, contains additional performance information.

                                       Period Ended  Year Ended
                                         Sept. 30,    Sept. 30,
                                          1995(a)       1996
                                          ------       ------
Net Asset Value, Beginning of Period......$10.00       $12.60
                                          ------       ------
Income from Investment Operations
Net investment income.(loss)............... 0.01       (0.02)
Net realized and unrealized gains on
 investments............................... 2.67         3.86
                                          ------       ------
 Total from investment operations.......... 2.68         3.84
                                          ------       ------
Distributions
Net investment income..................... (0.03)         --
Net realized capital gains...............  (0.05)       (0.57)
                                          ------       ------
 Total distributions...................... (0.08)       (0.57)
                                          ------       ------
Net Asset Value, End of Period........... $12.60       $15.87
                                          ======       ======
Ratio of net expenses to average net
 assets (b).............................  *1.25%        1.25%
Ratio of net investment income to average
 net assets (c).......................... *0.12%       (2.19%)
Portfolio turnover rate....................  84%          72%
Average commissions (per share)..........    --       $0.0378
Total return .............................26.96%       31.81%
Net assets, end of period (000 omitted)..$60,533     $144,528

*Annualized.
(a) From the commencement of operations on October 17, 1994 .
(b) If Special Venture Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this ratio would have been 2.87% for the period ended September 30, 1995 and 1.34% for the year ended September 30, 1996.
(c) Computed giving effect to the Adviser's fee waiver.

__________________________
THE FUND

STEIN ROE SPECIAL VENTURE FUND ("Special Venture Fund") is a no-load, diversified "mutual fund." Mutual funds sell their own shares to investors and use the money they receive to invest in a portfolio of securities such as common stocks. A mutual fund allows you to pool your money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for you to obtain greater diversification of your investments and simplify your recordkeeping. Special Venture Fund does not impose commissions or charges when shares are purchased or redeemed.

Special Venture Fund is a series of the STEIN ROE INVESTMENT TRUST ("Investment Trust"), an open-end management investment company, which is authorized to issue shares of beneficial interest in separate series. Each series represents interests in a separate portfolio of securities and other assets, with its own investment objectives and policies.

Stein Roe & Farnham Incorporated (the "Adviser") provides investment management, administrative, and bookkeeping and accounting services to Special Venture Fund and Special Venture Portfolio. The Adviser also manages several other mutual funds with different investment objectives, including other equity funds, international funds, taxable and tax-exempt bond funds, and money market funds. To obtain prospectuses and other information on opening a regular account in any of these mutual funds, please call 800-338-2550.

On February 3, 1997, Special Venture Fund became a "feeder fund"-- that is, it invested all of its assets in SR&F Special Venture Portfolio ("Special Venture Portfolio"), a "master fund" that has an investment objective identical to that of Special Venture Fund. Special Venture Portfolio is a series of SR&F Base Trust ("Base Trust"). Before converting to a feeder fund, Special Venture Fund invested its assets in a diversified group of securities. Under the "master fund/feeder fund structure," a feeder fund and one or more feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The assets of Special Venture Portfolio, Special Venture Fund's master fund, are managed by the Adviser in the same manner as the assets of Special Venture Fund were managed before conversion to the master fund/feeder fund structure. (For more information, see Special Considerations Regarding Master Fund/Feeder Fund Structure.)
__________________________
INVESTMENT POLICIES

The investment objective of Special Venture Fund is to seek long-term capital appreciation. Special Venture Fund invests all of its net investable assets in Special Venture Portfolio, which has the same investment objective and substantially the same investment policies as Special Venture Fund. Special Venture Portfolio invests primarily in a diversified portfolio of common stocks and other equity-type securities (such as preferred stocks, securities convertible or exchangeable for common stocks, and warrants or rights to purchase common stocks) of entrepreneurially managed companies that the Adviser believes represent special opportunities. Special Venture Portfolio emphasizes investments in financially strong small and medium-sized companies, based principally on appraisal of their management and stock valuations. The Adviser considers "small" and "medium-sized" companies to be those with market capitalizations of less than $1 billion and $1 to $3 billion, respectively.

In both its initial and ongoing appraisals of a company's management, the Adviser seeks to know both the principal owners and senior management and to assess their business judgment and strategies through personal visits. The Adviser favors companies whose management has an owner/operator, risk-averse orientation and a demonstrated ability to create wealth for investors. Attractive company characteristics include unit growth, favorable cost structures or competitive positions, and financial strength that enables management to execute business strategies under difficult conditions. A company is attractively valued when its stock can be purchased at a meaningful discount to the value of the underlying business. Further information on portfolio investments and strategies may be found under Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information.
__________________________
PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES.
In pursuing its investment objective, Special Venture Portfolio may invest in debt securities of corporate and governmental issuers. Special Venture Portfolio may invest up to 35% of its net assets in debt securities, but it does not currently intend to invest more than 5% of its net assets in debt securities rated below investment grade. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities. Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy. When the Adviser determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, Special Venture Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

FOREIGN SECURITIES.
Special Venture Portfolio may invest in foreign securities. Other than American Depositary Receipts (ADRs), foreign debt securities denominated in U.S. dollars, or securities guaranteed by a U.S. person, Special Venture Portfolio is limited to investing no more than 25% of its total assets in foreign securities. (See Risks and Investment Considerations.) Special Venture Portfolio may invest in sponsored and unsponsored ADRs. In addition to, or in lieu of, such direct investment, Special Venture Portfolio may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, Special Venture Portfolio may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. Such a contract involves the risk that the value of the foreign currency may decline relative to the value of the dollar prior to the settlement date-- this risk is in addition to the risk that the value of the foreign security purchased may decline. Special Venture Portfolio also may enter into foreign currency contracts as a hedging technique to limit or reduce exposure to currency fluctuations. In addition, Special Venture Portfolio may use options and futures contracts, as described below, to limit or reduce exposure to currency fluctuations. As of September 30, 1996, Special Venture Fund's holdings of foreign companies, as a percentage of net assets, were 7.0% (3.5% in foreign securities and 3.5% in ADRs).

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.
Special Venture Portfolio may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time Special Venture Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Special Venture Portfolio will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons. Special Venture Portfolio may make loans of its portfolio securities to broker-dealers and banks subject to certain restrictions described in the Statement of Additional Information. It may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information.

PORTFOLIO TURNOVER
Under normal circumstances, Special Venture Portfolio expects to experience moderate portfolio turnover with an investment time horizon of three to five years. Although the portfolio turnover rate is not expected to exceed 100% under normal market conditions, there are no limitations on the length of time that portfolio securities must be held. Flexibility of investment and emphasis on capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Distributions and Income Taxes.) Special Venture Fund is not intended to be an income-producing investment.

DERIVATIVES.
Consistent with its objective, Special Venture Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency. Special Venture Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

In seeking to achieve its desired investment objective, provide additional revenue, or to hedge against changes in security prices, interest rates or currency fluctuations, Special Venture Portfolio may: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts;
(3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. Special Venture Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, Special Venture Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when Special Venture Portfolio seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

SHORT SALES AGAINST THE BOX.
Special Venture Portfolio may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect Special Venture Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.
_________________________
INVESTMENT RESTRICTIONS

Neither Special Venture Fund nor Special Venture Portfolio will invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of the investment portfolio, but does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities, and would not prevent Special Venture Fund from investing all of its assets in shares of another investment company having the identical investment objective.
-----------------
/1/ A repurchase agreement involves a sale of securities to Special Venture Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, Special Venture Portfolio could experience both losses and delays in liquidating its collateral.
-----------------

Neither Special Venture Fund nor Special Venture Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer. Special Venture Fund may, however, invest all of its assets in shares of another investment company having the identical investment objective.

Neither Special Venture Fund nor Special Venture Portfolio may make loans except that each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly-distributed or privately-placed debt securities; (3) lend its portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds and Portfolios. Neither may borrow money, except for non-leveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither aggregate borrowings (including reverse repurchase agreements) nor aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.

Special Venture Fund and Special Venture Portfolio may invest in repurchase agreements, provided that neither will invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

The policies summarized in the first three paragraphs of this section and the policy with respect to concentration of investments in any one industry described under Risks and Investment Considerations are fundamental policies and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. The common investment objective of Special Venture Fund and Special Venture Portfolio is non-fundamental and, as such, may be changed by the Board of Trustees without shareholder approval, subject, however, to at least 30 days' advance written notice to Special Venture Fund's shareholders.
Any such change may result in Special Venture Fund having an investment objective different from the objective the shareholder considered appropriate at the time of investment in Special Venture Fund. All of the investment restrictions are set forth in the Statement of Additional Information.
__________________________
RISKS AND INVESTMENT CONSIDERATIONS

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Special Venture Fund is designed for long-term investors who want greater return potential than available from the stock market in general, and who are willing to tolerate the greater investment risk and market volatility associated with investments in small and medium-sized companies. Securities of such companies may be subject to greater price volatility than securities of larger companies and tend to have a lower degree of market liquidity. They also may be more sensitive to changes in economic and business conditions, and may react differently than securities of larger companies. In addition, such companies are less well known to the investing public and may not be as widely followed by the investment community. There can be no guarantee that Special Venture Fund will achieve its objective.

Debt securities rated in the fourth highest grade may have some speculative characteristics, and changes in economic conditions or other circumstances may lead to a weakened capacity of the issuers of such securities to make principal and interest payments. Securities rated below investment grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest or repay principal.

Although Special Venture Portfolio does not attempt to reduce or limit risk through wide industry diversification of investment, it usually allocates its investments among a number of different industries rather than concentrating in a particular industry or group of industries. Special Venture Portfolio will not invest more than 25% of its total assets (at the time of investment) in the securities of companies in any one industry.

Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. Other risks of foreign investing include less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by non-residents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by non-residents. Foreign investments also tend to involve higher transaction and custody costs.
__________________________
HOW TO PURCHASE SHARES

All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase shares of Special Venture Fund through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at Special Venture Fund's net asset value (see Net Asset Value) next determined after receipt of an order in good form, including receipt of payment by Special Venture Fund. Each purchase of Special Venture Fund shares through a broker-dealer, bank, or other intermediary ("Intermediary") that is an authorized agent of Investment Trust for the receipt of orders is made at the net asset value next determined after the receipt of the order by the Intermediary.

Each purchase order for Special Venture Fund must be accepted by an authorized officer of Investment Trust or its authorized agent and is not binding until accepted and entered on the books of Special Venture Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. Investment Trust reserves the right not to accept any purchase order that it determines not to be in the best interest of Investment Trust or of Special Venture Fund's shareholders.

Shares purchased by reinvestment of dividends will be confirmed quarterly.  All other purchases and redemptions will be confirmed as transactions occur.
__________________________
HOW TO REDEEM SHARES

Subject to restrictions imposed by your employer's plan, Special Venture Fund shares may be redeemed any day the New York Stock Exchange is open. For more information about how to redeem your shares of Special Venture Fund through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer.

EXCHANGE PRIVILEGE.
Subject to your plan's restrictions, you may redeem all or any portion of your Special Venture Fund shares and use the proceeds to purchase shares of any other Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Before exercising the Exchange Privilege, you should obtain the prospectus for the Stein Roe Fund in which you wish to invest and read it carefully. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other Stein Roe Funds available through your plan. Special Venture Fund reserves the right to suspend, limit, modify, or terminate the Exchange Privilege or its use in any manner by any person or class; shareholders would be notified of such a change.

GENERAL REDEMPTION POLICIES.
Redemption instructions may not be cancelled or revoked once they have been received and accepted by Investment Trust. Investment
Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. (See Net Asset Value.) Because the redemption price you receive depends upon Special Venture Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares.
__________________________
NET ASSET VALUE

The purchase and redemption price of Special Venture Fund's shares is its net asset value per share. The net asset value of a share of Special Venture Fund is determined as of the close of trading on the New York Stock Exchange (currently 3:00 p.m., central time) by dividing the difference between the values of its assets and liabilities by the number of shares outstanding. Net asset value will not be determined on days when the Exchange is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time. Special Venture Portfolio allocates net asset value, income, and expenses to Special Venture Fund and any other of its feeder funds in proportion to their respective interests in Special Venture Portfolio.

Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ is valued at that price.
All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.
__________________________
DISTRIBUTIONS AND INCOME TAXES

DISTRIBUTIONS.
Income dividends are normally declared and paid annually. Special Venture Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the twelve-month period ended October 31 in that year. Special Venture Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.

The terms of your plan will govern how you may receive distributions from Special Venture Fund. Generally, dividend and capital gains distributions will be reinvested in additional shares of Special Venture Fund.

INCOME TAXES.
Special Venture Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. Special Venture Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Special Venture Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by Special Venture Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of Special Venture Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in Special Venture Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.
__________________________
INVESTMENT RETURN

The total return from an investment in Special Venture Fund is measured by the distributions received (assuming reinvestment), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

Comparison of Special Venture Fund's total return with alternative investments should consider differences between Special Venture Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Special Venture Fund's total return does not reflect any charges or expenses related to your employer's plan. Of course, past performance is not necessarily indicative of future results.
__________________________
MANAGEMENT

TRUSTEES AND INVESTMENT ADVISER.
The Board of Trustees of Investment Trust and the Board of Base Trust have overall management responsibility for Special Venture Fund and Special Venture Portfolio, respectively. See the Statement of Additional Information for the names of and additional information about the trustees and officers. Since Investment Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of Special Venture Fund and Special Venture Portfolio.

The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing Special Venture Fund and Special Venture Portfolio, subject to the direction of the respective Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was organized in 1986 to succeed to the business of Stein Roe & Farnham, a partnership that had advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

PORTFOLIO MANAGERS.
E. Bruce Dunn and Richard B. Peterson have been co-portfolio managers of Special Venture Portfolio since its inception in 1997 and had been portfolio managers of Special Venture Fund since its inception in 1994. Each is a senior vice president of the Adviser. Mr. Dunn has been associated with the Adviser since 1964. He received his A.B. degree from Yale University (1956) and his M.B.A. from Harvard University (1958) and is a chartered investment counselor. Mr. Peterson, who began his investment career at Stein Roe & Farnham in 1965 after graduating with a B.A. from Carleton College (1962) and the Woodrow Wilson School at Princeton University (1964) with a Masters in Public Administration, rejoined the Adviser in 1991 after 15 years of equity research and portfolio management experience with State Farm Investment Management Corp. As of December 31, 1996, Messrs. Dunn and Peterson were responsible for co-managing $1.5 billion in mutual fund net assets.

FEES AND EXPENSES.
In return for its services, the Adviser is entitled to receive a management fee from Special Venture Portfolio based on an annual rate of .75% of average net assets; and an administrative fee from Special Venture Fund based on an annual rate of .15% of average net assets. Prior to conversion to the master fund/feeder fund structure on February 3, 1997, the management fee was paid by Special Venture Fund. The fee for the period ended September 30, 1996, after the fee waiver in effect during that period, amounted to 1.25% of average net assets.

Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to Special Venture Fund and Special Venture Portfolio, including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.

PORTFOLIO TRANSACTIONS.
The Adviser places the orders for the purchase and sale of portfolio securities and options and futures transactions. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

TRANSFER AGENT.
SteinRoe Services Inc., One South Wacker Drive, Chicago, Illinois 60606, a wholly owned subsidiary of Liberty Financial, is the agent of Investment Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

DISTRIBUTOR.
The shares of Special Venture Fund are offered for sale through Liberty Securities Corporation ("Distributor") without any sales commissions or charges to Special Venture Fund or to its shareholders. The Distributor is a wholly owned subsidiary of Liberty Financial. The business address of the Distributor is 600 Atlantic Avenue, Boston, Massachusetts 02210; however, all Special Venture Fund correspondence (including purchase and redemption orders) should be mailed to SteinRoe Services Inc. at P.O. Box 8900, Boston, Massachusetts 02205. All distribution and promotional expenses are paid by the Adviser, including payments to the Distributor for sales of Fund shares.

CUSTODIAN.
State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Special Venture Fund and Special Venture Portfolio. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)
__________________________
ORGANIZATION AND DESCRIPTION OF SHARES

Investment Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Investment Trust's shareholders or its trustees. Investment Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, nine series are authorized and outstanding.

Under Massachusetts law, shareholders of a Massachusetts business trust such as Investment Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Investment Trust or any particular series shall look only to the assets of Investment Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers of Investment Trust shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Investment Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Investment Trust was unable to meet its obligations.

The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Investment Trust is also believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.
__________________________
SPECIAL CONSIDERATIONS REGARDING
MASTER FUND/FEEDER FUND STRUCTURE

Commencing February 3, 1997, Special Venture Fund, which is an open-end management investment company, seeks to achieve its objective by investing all of its assets in shares of another mutual fund having an investment objective identical to that of Special Venture Fund. The shareholders of Special Venture Fund approved this policy of permitting Special Venture Fund to act as a feeder fund by investing in Special Venture Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of Special Venture Fund and Special Venture Portfolio. The management fees and expenses of Special Venture Fund and Special Venture Portfolio are described under the Fee Table and Management. Special Venture Fund bears its proportionate share of Special Venture Portfolio's expenses.

The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Special Venture Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that Special Venture Fund and other investors in Special Venture Portfolio will be liable for all obligations of Special Venture Portfolio that are not satisfied by Special Venture Portfolio. However, the risk of Special Venture Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and Special Venture Portfolio was unable to meet its obligations. Accordingly, the Trustees of Investment Trust believe that neither Special Venture Fund nor its shareholders will be adversely affected by reason of Special Venture Fund's investing in Special Venture Portfolio.

The Declaration of Trust of Base Trust provides that Special Venture Portfolio will terminate 120 days after the withdrawal of Special Venture Fund or any other investor in Special Venture Portfolio, unless the remaining investors vote to agree to continue the business of Special Venture Portfolio. The Trustees of Investment Trust may vote Special Venture Fund's interests in Special Venture Portfolio for such continuation without approval of Special Venture Fund's shareholders.

The common investment objective of Special Venture Fund and Special Venture Portfolio is non-fundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to Special Venture Fund's shareholders.

The fundamental policies of Special Venture Fund and the corresponding fundamental policies of Special Venture Portfolio can be changed only with shareholder approval. If Special Venture Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of Special Venture Portfolio or any other matter pertaining to Special Venture Portfolio (other than continuation of the business of Special Venture Portfolio after withdrawal of another investor), Special Venture Fund will solicit proxies from its shareholders and vote its interest in Special Venture Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. Special Venture Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. If there are other investors in Special Venture Portfolio, there can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors. If other investors hold a majority interest in Special Venture Portfolio, they could have voting control over Special Venture Portfolio.

In the event that Special Venture Portfolio's fundamental policies were changed so as to be inconsistent with those of Special Venture Fund, the Board of Trustees of Investment Trust would consider what action might be taken, including changes to Special Venture Fund's fundamental policies, withdrawal of Special Venture Fund's assets from Special Venture Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of Special Venture Fund's shareholders. Special Venture Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of Special Venture Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to Special Venture Fund. Should such a distribution occur, Special Venture Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for Special Venture Fund and could affect the liquidity of Special Venture Fund.

Each investor in Special Venture Portfolio, including Special Venture Fund, may add to or reduce its investment in Special Venture Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in Special Venture Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in Special Venture Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in Special Venture Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of Special Venture Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in Special Venture Portfolio by all investors in Special Venture Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in Special Venture Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in Special Venture Portfolio, but members of the general public may not invest directly in Special Venture Portfolio. Other investors in Special Venture Portfolio are not required to sell their shares at the same public offering price as Special Venture Fund, might incur different administrative fees and expenses than Special Venture Fund, and might charge a sales commission. Therefore, Special Venture Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in Special Venture Portfolio. Investment by such other investors in Special Venture Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of Special Venture Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in Special Venture Portfolio could result in untimely liquidations of Special Venture Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of Special Venture Portfolio as a percentage of Special Venture Portfolio's net assets. As a result, Special Venture Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in Special Venture Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.
__________________________
FOR MORE INFORMATION

Contact a Stein Roe Retirement Plan Representative at 800-322-1130 for more information about Special Venture Fund.
                        ________________

               STEIN ROE INVESTMENT TRUST
                 Stein Roe Special Fund

 Supplement to February 3, 1997 Defined Contribution Plans
                       Prospectus
                   ________________

     Gerry M. Sandel has been named the portfolio manager of Stein Roe Special Fund and senior vice president and principal of the Adviser, each as of July 7, 1997.

     Prior to joining the Adviser in July 1997, Mr. Sandel was portfolio manager of the Marshall Mid-Cap Value Fund and its predecessor fund and vice president of M&I Investment Management Corporation since October 1993. Prior thereto, Mr. Sandel was vice president of Acorn Asset Management Corporation. A chartered financial analyst, Mr. Sandel earned a bachelor's degree in 1977 from the University of Southern Mississippi and a master's degree in 1984 from the American Graduate School.

     Richard B. Peterson, who has co-managed Special Fund since 1991, now will dedicate his time to co-managing Special
Venture Fund. Mr. Peterson will continue to be available to work with Mr. Sandel during the transition period.

           This Supplement is Dated June 26, 1997

[STEIN ROE MUTUAL FUNDS LOGO]

PROSPECTUS
DEFINED CONTRIBUTION PLANS

STEIN ROE SPECIAL FUND
The investment objective of Special Fund is to provide capital appreciation. Special Fund invests all of its net investable assets in shares of SR&F Special Portfolio, which has the same investment objective and substantially the same investment policies as Special Fund. (See Special Considerations Regarding Master Fund/Feeder Fund Structure.) Special Portfolio invests in securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed, or out-of-favor companies.

This prospectus relates only to shares of Special Fund purchased through eligible employer-sponsored defined contribution plans
("defined contribution plans").

Special Fund is a "no-load" fund. There are no sales or redemption charges, and Special Fund has no 12b-1 plan. Special
Fund is a series of the Stein Roe Investment Trust and Special
Portfolio is a series of SR&F Base Trust. Each Trust is a diversified open-end management investment company.

This prospectus contains information you should know before investing in Special Fund. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated February 3, 1997, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and the most recent financial statements may be obtained without charge by writing to the Stein Roe Mutual Funds at Suite 3200, One South Wacker Drive, Chicago, IL 60606 or by calling 800-322-1130. The Statement of Additional Information contains information relating to other series of the Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE DATE OF THIS PROSPECTUS IS FEBRUARY 3, 1997


             TABLE OF CONTENTS

                                       Page
Fee Table ..............................2
Financial Highlights....................2
The Fund................................3
Investment Policies.....................4
Portfolio Investments and Strategies....4
Investment Restrictions.................6
Risks and Investment Considerations ....7
How to Purchase Shares..................7
How to Redeem Shares ...................8
Net Asset Value ........................8
Distributions and Income Taxes..........9
Investment Return.......................9
Management..............................9
Organization and Description of Shares.11
Special Considerations Relating to
  Master Fund/Feeder Fund Structure....11
For More Information ..................13

__________________________
FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases                     None
Sales Load Imposed on Reinvested Dividends          None
Deferred Sales Load                                 None
Redemption Fees                                     None
Exchange Fees                                       None
ANNUAL FUND OPERATING EXPENSES (as a percentage
  of average net assets; after fee waiver)
Management and Administrative Fees (after
  fee waiver)                                       0.80%
12b-1 Fees                                          None
Other Expenses                                      0.34%
                                                    -----
Total Operating Expenses (after fee waiver)         1.14%
                                                    =====

EXAMPLE.
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

          1 year    3 years    5 years    10 years
          ------    -------    -------    --------
           $12        $36       $63        $138

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Special Fund. The table is based upon actual expenses incurred in the last fiscal year. For the 12 months ending June 30, 1997, the Adviser has agreed to reduce the portion of Special Fund's fee payable by Special Portfolio by subtracting 0.05% from the applicable annual rate of management fee. Absent that waiver, Special Fund's proportionate share of Special Portfolio's Management Fee and Special Fund's Administrative Fees (combined) and Total Operating Expenses would be 0.85% and 1.19%, respectively.

Special Fund pays the Adviser an administrative fee based on the Fund's average daily net assets, and Special Portfolio pays the Adviser a management fee based on its average daily net assets. The expenses of both Special Fund and Special Portfolio are summarized in the Fee Table. (The fees are described under Management.) Special Fund bears its proportionate share of Portfolio expenses. The trustees of Investment Trust have considered whether the annual operating expenses of Special Fund, including its share of the expenses of Special Portfolio, would be more or less than if Special Fund invested directly in the securities held by Special Portfolio, and concluded that Special Fund's expenses would not be greater in such case.

For purposes of the Example above, the figures assume that the percentage amounts listed for Special Fund under Annual Fund Operating Expenses remain the same in each of the periods; that all income dividends and capital gain distributions are reinvested in additional Special Fund shares; and that, for purposes of fee breakpoints, Special Fund's net assets remain at the same level as in the most recently completed fiscal year. The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing Special Fund's expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods. The Example does not reflect any charges or expenses related to your employer's plan.
__________________________
FINANCIAL HIGHLIGHTS

The table below reflects the results of operations of Special Fund for the periods shown on a per-share basis and has been audited by Arthur Andersen LLP, independent public accountants. This table should be read in conjunction with Special Fund's financial statements and notes thereto. Special Fund's annual report, which may be obtained from Investment Trust without charge upon request, contains additional performance information.

                                           Nine
                                           Months
                           Years Ended     Ended
                           December 31,    Sept.30,                       Years Ended September 30,
                         1986      1987     1988     1989    1990     1991     1992      1993       1994       1995       1996
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Net Asset Value,
 Beginning of Period... $18.41   $16.95   $12.83   $15.12   $20.79   $16.64   $19.87     $20.90     $25.04     $23.54     $25.26
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Income from Investment
 Operations
Net investment income...  0.35     0.23     0.14     0.36     0.42     0.34     0.21       0.17       0.15       0.13       0.01
Net realized and un-
 realized gains (losses)
 on investments...........2.33     0.12     2.16     5.58    (2.10)    4.55     1.50       5.31       0.33       3.05       4.14
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
 Total from investment
 operations.............. 2.68     0.35     2.30     5.94    (1.68)    4.89     1.71       5.48       0.48       3.18       4.15
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Distributions
Net investment income... (0.34)   (0.57)   (0.01)   (0.21)   (0.39)   (0.34)   (0.37)     (0.18)     (0.21)     (0.15)     (0.11)
Net realized capital
 gains.................. (3.80)   (3.90)      --    (0.06)   (2.08)   (1.32)   (0.31)     (1.16)     (1.77)     (1.31)    (1.91)
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
 Total distributions.... (4.14)   (4.47)   (0.01)   (0.27)   (2.47)   (1.66)   (0.68)     (1.34)     (1.98)     (1.46)    (2.02)
                        ------    ------   ------   ------  ------   ------   ------    -------    -------    ------     ------
Net Asset Value, End
 of Period..............$16.95   $12.83   $15.12   $20.79   $16.64   $19.87   $20.90     $25.04     $23.54     $25.26     $27.39
                        ======    ======   ======   ======  ======   ======   ======    =======    =======    ======     ======
Ratio of net expenses to
 average net assets..... 0.92%    0.96%   *0.99%    0.96%    1.02%    1.04%    0.99%      0.97%      0.96%      1.02%      1.18%
Ratio of net investment
 income to average
 net assets............. 1.75%    1.32%   *1.31%    2.12%    2.33%    2.11%    0.99%      0.92%      0.91%      0.56%      0.03%
Portfolio turnover rate   116%     103%      42%      85%      70%      50%      40%        42%        58%        41%        32%
Average commissions
 (per share)............ . --       --        --      --       --       --       --         --         --         --     $0.0482
Total return........ .. 14.70%    4.27%   17.94%   40.00%   (8.78%)  32.18%    8.96%     27.35%      2.02%     14.60%     17.89%
Net assets, end
 of period
 (000 omitted)..... . $253,693 $187,997 $224,628 $322,056 $361,065 $587,259 $626,080 $1,076,818 $1,243,885 $1,201,469 $1,158,498

*Annualized
(a) For the period indicated below, bank borrowing activity was as follows:

                Debt
                outstanding  Average debt    Average shares   Average debt
                at end of    outstanding     outstanding      per share
                period (in   during period   during period    during
Period Ended    thousands)   (in thousands)  (in thousands)   period
-------------   ----------   --------------  -------------    ------------
12/31/86            --           203           15,251          0.0133

    Special Fund had no bank borrowings during any other periods.
__________________________
THE FUND

STEIN ROE SPECIAL FUND ("Special Fund") is a no-load, diversified "mutual fund." Mutual funds sell their own shares to investors and use the money they receive to invest in a portfolio of securities such as common stocks. A mutual fund allows you to pool your money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for you to obtain greater diversification of your investments and simplify your recordkeeping. Special Fund does not impose commissions or charges when shares are purchased or redeemed.

Special Fund is a series of the STEIN ROE INVESTMENT TRUST ("Investment Trust"), an open-end management investment company, which is authorized to issue shares of beneficial interest in separate series. Each series represents interests in a separate portfolio of securities and other assets, with its own investment objectives and policies.

Stein Roe & Farnham Incorporated (the "Adviser") provides investment management, administrative, and bookkeeping and accounting services to Special Fund and Special Portfolio. The Adviser also manages several other mutual funds with different investment objectives, including other equity funds, international funds, taxable and tax-exempt bond funds, and money market funds. To obtain prospectuses and other information on opening a regular account in any of these mutual funds, please call 800-338-2550.

On February 3, 1997, Special Fund became a "feeder fund"--that is, it invested all of its assets in SR&F Special Portfolio ("Special Portfolio"), a "master fund" that has an investment objective identical to that of Special Fund. Special Portfolio is a series of SR&F Base Trust ("Base Trust"). Before converting to a feeder fund, Special Fund invested its assets in a diversified group of securities. Under the "master fund/feeder fund structure," a feeder fund and one or more feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The assets of Special Portfolio, Special Fund's master fund, are managed by the Adviser in the same manner as the assets of Special Fund were managed before conversion to the master fund/feeder fund structure. (For more information, see Special Considerations Regarding Master Fund/Feeder Fund Structure.)
__________________________
INVESTMENT POLICIES

The investment objective of Special Fund is to invest in securities selected for capital appreciation. Special Fund invests all of its net investable assets in Special Portfolio, which has the same investment objective and substantially the same investment policies as Special Fund. Particular emphasis is placed on securities that are considered to have limited downside risk relative to their potential for above-average growth-- including securities of undervalued, underfollowed or out-of-favor companies, and companies that are low-cost producers of goods or services, financially strong, or run by well-respected managers. Special Portfolio may invest in securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies. In addition, it may invest in securities with limited marketability; new issues of securities; securities of companies that, in the Adviser's opinion, will benefit from management change, new technology, new product or service development, or change in demand; and other securities that the Adviser believes have capital appreciation possibilities. However, Special Portfolio does not currently intend to invest, nor has it invested in the past fiscal year, more than 5% of its net assets in any of these types of securities. Securities of smaller, newer companies may be subject to greater price volatility than securities of larger, well-established companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although Special Portfolio invests primarily in common stocks, it may also invest in other equity-type securities, including preferred stocks and securities convertible into equity securities. Further information on portfolio investments and strategies may be found under Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information.
__________________________
PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES.
In pursuing its investment objective, Special Portfolio may invest in debt securities of corporate and governmental issuers. Special Portfolio may invest up to 35% of its net assets in debt securities, but does not expect to invest more than 5% of its net assets in debt securities that are rated below investment grade and that, on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. When the Adviser deems a temporary defensive position advisable, Special Portfolio may invest, without limitation, in high-quality fixed income securities, or hold assets in cash or cash equivalents.

FOREIGN SECURITIES.
Special Portfolio may invest in foreign securities. Other than American Depositary Receipts (ADRs), foreign debt securities denominated in U.S. dollars, or securities guaranteed by a U.S. person, Special Portfolio is limited to investing no more than 25% of its total assets in foreign securities. (See Risks and Investment Considerations.) Special Portfolio may invest in sponsored and unsponsored ADRs. In addition to, or in lieu of, such direct investment, Special Portfolio may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, Special Portfolio may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. Such a contract involves the risk that the value of the foreign currency may decline relative to the value of the dollar prior to the settlement date--this risk is in addition to the risk that the value of the foreign security purchased may decline. Special Portfolio also may enter into foreign currency contracts as a hedging technique to limit or reduce exposure to currency fluctuations. In addition, Special Portfolio may use options and futures contracts, as described below, to limit or reduce exposure to currency fluctuations. As of September 30, 1996, Special Fund's holdings of foreign companies, as a percentage of net assets, were 6.9% (6.5% in foreign securities and 0.4% in ADRs).

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.
Special Portfolio may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time Special Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Special Portfolio will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons. Special Portfolio may make loans of its portfolio securities to broker-dealers and banks subject to certain restrictions described in the Statement of Additional Information. It may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information.

DERIVATIVES.
Consistent with its objective, Special Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency. Special Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

In seeking to achieve its desired investment objective, provide additional revenue, or to hedge against changes in security prices, interest rates or currency fluctuations, Special Portfolio may: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. Special Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, Special Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when Special Portfolio seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

SHORT SALES AGAINST THE BOX.
Special Portfolio may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect Special Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.

PORTFOLIO TURNOVER.
Although Special Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. The turnover rate may vary significantly from year to year. At times, Special Portfolio may invest for short-term capital appreciation. Flexibility of investment and emphasis on capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Financial Highlights and Distributions and Income Taxes.) Special Fund is not intended to be an income-producing investment, although it may produce varying amounts of income.
__________________________
INVESTMENT RESTRICTIONS

Neither Special nor Special Portfolio will invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of the investment portfolio, but does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities, and would not prevent Special Fund from investing all of its assets in shares of another investment company having the identical investment objective.
----------------
/1/ A repurchase agreement involves a sale of securities to Special Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, Special Portfolio could experience both losses and delays in liquidating its collateral.
----------------

Neither Special Fund nor Special Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer.
Special Fund may, however, invest all of its assets in shares of another investment company having the identical investment objective.

Neither Special Fund nor Special Portfolio may make loans except that each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly-distributed or privately-placed debt securities; (3) lend its portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds and Portfolios. Neither may borrow money, except for non-leveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither aggregate borrowings (including reverse repurchase agreements) nor aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.

Special Fund and Special Portfolio may invest in repurchase agreements, provided that neither will invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

The policy described in the third paragraph of this section and the policy with respect to concentration of investments in any one industry described under Risks and Investment Considerations are fundamental policies and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. The common investment objective of Special Fund and Special Portfolio is non-fundamental and, as such, may be changed by the Board of Trustees without shareholder approval, subject, however, to at least 30 days' advance written notice to Special Fund's shareholders. Any such change may result in Special Fund having an investment objective different from the objective the shareholder considered appropriate at the time of investment in Special Fund. All of the investment restrictions are set forth in the Statement of Additional Information.
__________________________
RISKS AND INVESTMENT CONSIDERATIONS

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Special Fund is designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than aggressive capital appreciation funds. Special Portfolio usually allocates its investments among a number of different industries rather than concentrating in a particular industry or group of industries. It may, however, under abnormal circumstances, invest up to 25% of net assets in a particular industry or group of industries. (See Investment Policies.) There can be no guarantee that Special Fund will achieve its objective.

Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. Other risks of foreign investing include less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by non-residents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by non-residents. Foreign investments also tend to involve higher transaction and custody costs.
__________________________
HOW TO PURCHASE SHARES

All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase shares of Special Fund through your employer or limitations on the amount that may be purchased, please consult your employer.
Shares are sold to eligible defined contribution plans at Special Fund's net asset value (see Net Asset Value) next determined after receipt of an order in good form, including receipt of payment by Special Fund. Each purchase of Special Fund shares through a broker-dealer, bank, or other intermediary ("Intermediary") that is an authorized agent of Investment Trust for the receipt of orders is made at the net asset value next determined after the receipt of the order by the Intermediary.

Each purchase order for Special Fund must be accepted by an authorized officer of Investment Trust or its authorized agent and is not binding until accepted and entered on the books of Special Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. Investment Trust reserves the right not to accept any purchase order that it determines not to be in the best interest of Investment Trust or of Special Fund's shareholders.

Shares purchased by reinvestment of dividends will be confirmed quarterly.  All other purchases and redemptions will be confirmed as transactions occur.
__________________________
HOW TO REDEEM SHARES

Subject to restrictions imposed by your employer's plan, Special Fund shares may be redeemed any day the New York Stock Exchange is open. For more information about how to redeem your shares of Special Fund through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer.

EXCHANGE PRIVILEGE.
Subject to your plan's restrictions, you may redeem all or any portion of your Special Fund shares and use the proceeds to purchase shares of any other Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Before exercising the Exchange Privilege, you should obtain the prospectus for the Stein Roe Fund in which you wish to invest and read it carefully. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other Stein Roe Funds available through your plan. Special Fund reserves the right to suspend, limit, modify, or terminate the Exchange Privilege or its use in any manner by any person or class; shareholders would be notified of such a change.

GENERAL REDEMPTION POLICIES.
Redemption instructions may not be cancelled or revoked once they have been received and accepted by Investment Trust. Investment
Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. (See Net Asset Value.) Because the redemption price you receive depends upon Special Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares.
__________________________
NET ASSET VALUE

The purchase and redemption price of Special Fund's shares is its net asset value per share. The net asset value of a share of Special Fund is determined as of the close of trading on the New York Stock Exchange (currently 3:00 p.m., central time) by dividing the difference between the values of its assets and liabilities by the number of shares outstanding. Net asset value will not be determined on days when the Exchange is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time. Special Portfolio allocates net asset value, income, and expenses to Special Fund and any other of its feeder funds in proportion to their respective interests in Special Portfolio.

Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ is valued at that price.
All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.
__________________________
DISTRIBUTIONS AND INCOME TAXES

DISTRIBUTIONS.
Income dividends are normally declared and paid annually. Special Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the twelve-month period ended October 31 in that year. Special Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.

The terms of your plan will govern how you may receive distributions from Special Fund. Generally, dividend and capital gains distributions will be reinvested in additional shares of Special Fund.

INCOME TAXES.
Special Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. Special Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Special Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by Special Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of Special Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in Special Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.
__________________________
INVESTMENT RETURN

The total return from an investment in Special Fund is measured by the distributions received (assuming reinvestment), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

Comparison of Special Fund's total return with alternative investments should consider differences between Special Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Special Fund's total return does not reflect any charges or expenses related to your employer's plan. Of course, past performance is not necessarily indicative of future results.
__________________________
MANAGEMENT

TRUSTEES AND INVESTMENT ADVISER.
The Board of Trustees of Investment Trust and the Board of Base Trust have overall management responsibility for Special Fund and Special Portfolio, respectively. See the Statement of Additional Information for the names of and additional information about the trustees and officers. Since Investment Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of Special Fund and Special Portfolio.

The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing Special Fund and Special Portfolio, subject to the direction of the respective Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was organized in 1986 to succeed to the business of Stein Roe & Farnham, a partnership that had advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

PORTFOLIO MANAGERS.
E. Bruce Dunn and Richard B. Peterson have been co-portfolio managers of Special Portfolio since its inception in 1997, and had been managers of Special Fund since 1991. Each is a senior vice president of the Adviser. Mr. Dunn has been associated with the Adviser since 1964. He received his A.B. degree from Yale University (1956) and his M.B.A. from Harvard University (1958) and is a chartered investment counselor. Mr. Peterson, who began his investment career at Stein Roe & Farnham in 1965 after graduating with a B.A. from Carleton College (1962) and the Woodrow Wilson School at Princeton University with a Masters in Public Administration (1964), rejoined the Adviser in 1991 after 15 years of equity research and portfolio management experience with State Farm Investment Management Corp. As of December 31, 1996, Messrs. Dunn and Peterson were responsible for co-managing $1.5 billion in mutual fund net assets.

FEES AND EXPENSES.
In return for its services, the Adviser is entitled to receive a management fee from Special Portfolio based on an annual rate of
 .75% of the first $500 million of average net assets, .70% of the next $500 million, .65 of the next $500 million, and .60% thereafter; and an administrative fee from Special Fund based on an annual rate of .15% of the first $500 million of average net assets, .125% of the next $500 million, .10% of the next $500 million, and .075% thereafter. Prior to conversion to the master fund/feeder fund structure on February 3, 1997, the management fee was paid by Special Fund. For the year ended September 30, 1996, the fees for Special Fund amounted to 1.18% of average net assets. Please refer to Fee Table for a description of the fee waiver in effect through June 30, 1997.

Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to Special Fund and Special Portfolio, including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.

PORTFOLIO TRANSACTIONS.
The Adviser places the orders for the purchase and sale of portfolio securities and options and futures transactions. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

TRANSFER AGENT.
SteinRoe Services Inc., One South Wacker Drive, Chicago, Illinois 60606, a wholly owned subsidiary of Liberty Financial, is the agent of Investment Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

DISTRIBUTOR.
The shares of Special Fund are offered for sale through Liberty Securities Corporation ("Distributor") without any sales commissions or charges to Special Fund or to its shareholders.
The Distributor is a wholly owned subsidiary of Liberty Financial. The business address of the Distributor is 600 Atlantic Avenue, Boston, Massachusetts 02210; however, all Special Fund correspondence (including purchase and redemption orders) should be mailed to SteinRoe Services Inc. at P.O. Box 8900, Boston, Massachusetts 02205. All distribution and promotional expenses are paid by the Adviser, including payments to the Distributor for sales of Fund shares.

CUSTODIAN.
State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Special Fund and Special Portfolio. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)
__________________________
ORGANIZATION AND DESCRIPTION OF SHARES

Investment Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Investment Trust's shareholders or its trustees. Investment Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, nine series are authorized and outstanding.

Under Massachusetts law, shareholders of a Massachusetts business trust such as Investment Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Investment Trust or any particular series shall look only to the assets of Investment Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers of Investment Trust shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Investment Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Investment Trust was unable to meet its obligations.

The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Investment Trust is also believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.
__________________________
SPECIAL CONSIDERATIONS REGARDING
MASTER FUND/FEEDER FUND STRUCTURE

Commencing February 3, 1997, Special Fund, which is an open-end management investment company, seeks to achieve its objective by investing all of its assets in shares of another mutual fund having an investment objective identical to that of Special Fund. The shareholders of Special Fund approved this policy of permitting Special Fund to act as a feeder fund by investing in Special Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of Special Fund and Special Portfolio. The management fees and expenses of Special Fund and Special Portfolio are described under the Fee Table and Management. Special Fund bears its proportionate share of Special Portfolio's expenses.

The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Special Portfolio is a separate series of SR&F Base Trust (
"Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that Special Fund and other investors in Special Portfolio will be liable for all obligations of Special Portfolio that are not satisfied by Special Portfolio. However, the risk of Special Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and Special Portfolio was unable to meet its obligations. Accordingly, the Trustees of Investment Trust believe that neither Special Fund nor its shareholders will be adversely affected by reason of Special Fund's investing in Special Portfolio.

The Declaration of Trust of Base Trust provides that Special Portfolio will terminate 120 days after the withdrawal of Special Fund or any other investor in Special Portfolio, unless the remaining investors vote to agree to continue the business of Special Portfolio. The Trustees of Investment Trust may vote Special Fund's interests in Special Portfolio for such continuation without approval of Special Fund's shareholders.

The common investment objective of Special Fund and Special Portfolio is non-fundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to Special Fund's shareholders.

The fundamental policies of Special Fund and the corresponding fundamental policies of Special Portfolio can be changed only with shareholder approval. If Special Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of Special Portfolio or any other matter pertaining to Special Portfolio (other than continuation of the business of Special Portfolio after withdrawal of another investor), Special Fund will solicit proxies from its shareholders and vote its interest in Special Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. Special Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. If there are other investors in Special Portfolio, there can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors. If other investors hold a majority interest in Special Portfolio, they could have voting control over Special Portfolio.

In the event that Special Portfolio's fundamental policies were changed so as to be inconsistent with those of Special Fund, the Board of Trustees of Investment Trust would consider what action might be taken, including changes to Special Fund's fundamental policies, withdrawal of Special Fund's assets from Special Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of Special Fund's shareholders. Special Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of Special Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to Special Fund. Should such a distribution occur, Special Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for Special Fund and could affect the liquidity of Special Fund.

Each investor in Special Portfolio, including Special Fund, may add to or reduce its investment in Special Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in Special Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in Special Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in Special Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of Special Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in Special Portfolio by all investors in Special Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in Special Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in Special Portfolio, but members of the general public may not invest directly in Special Portfolio. Other investors in Special Portfolio are not required to sell their shares at the same public offering price as Special Fund, might incur different administrative fees and expenses than Special Fund, and might charge a sales commission. Therefore, Special Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in Special Portfolio. Investment by such other investors in Special Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of Special Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in Special Portfolio could result in untimely liquidations of Special Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of Special Portfolio as a percentage of Special Portfolio's net assets. As a result, Special Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in Special Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.
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FOR MORE INFORMATION

Contact a Stein Roe Retirement Plan Representative at 800-322-1130 for more information about Special Fund.
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